UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 09/30/2013

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.5%
AAR Corp.	5,302	$144,904
Aerovironment, Inc. (a)	2,943	67,983
Alliant Techsystems, Inc.	4,293	418,825
Arotech Corp. (a)	2,867	5,017
Astronics Corp. (a)	1,898	94,349
Astrotech Corp. (a)	3,505	2,629
BE Aerospace, Inc. (a)	13,478	994,946
CPI Aerostructures, Inc. (a)	1,913	22,172
Cubic Corp.	2,907	156,048
Curtiss-Wright Corp.	6,196	290,964
Ducommun, Inc. (a)	1,602	45,945
Esterline Technologies Corp. (a)	4,275	341,530
Exelis, Inc.	25,251	396,693
GenCorp, Inc. (a)	8,890	142,507
HEICO Corp.	199	13,480
HEICO Corp., Class A	6,141	307,910
Hexcel Corp. (a)	13,848	537,302
Huntington Ingalls Industries, Inc.	6,803	458,522
Innovative Solutions & Support, Inc.	3,290	26,188
Kratos Defense & Security Solutions, Inc. (a)	7,145	59,161
LMI Aerospace, Inc. (a)	1,558	20,815
Mantech International Corp., Class A	2,816	80,988
Moog, Inc., Class A (a)	6,163	361,583
Orbital Sciences Corp. (a)	8,281	175,391
RBC Bearings, Inc. (a)	3,190	210,189
Smith & Wesson Holding Corp. (a)(b)	9,625	105,779
Spirit Aerosystems Holdings, Inc., Class A (a)	13,755	333,421
Sturm Ruger & Co., Inc. (b)	2,893	181,189
Taser International, Inc. (a)	7,786	116,089
Teledyne Technologies, Inc. (a)	5,086	431,954
TransDigm Group, Inc.	6,798	942,883
Triumph Group, Inc.	7,153	502,284
VSE Corp.	644	30,236

		8,019,876

Alternative Energy — 0.1%
Amyris, Inc. (a)(b)	7,111	16,426
Ascent Solar Technologies, Inc. (a)	7,427	6,536
BioFuel Energy Corp. (a)(b)	568	2,073
FuelCell Energy, Inc. (a)	28,778	37,124
Green Plains Renewable Energy, Inc.	3,378	54,217
GreenHunter Energy, Inc. (a)(b)	7,536	8,516
GT Advanced Technologies, Inc. (a)	17,569	149,512
KiOR, Inc., Class A (a)	7,210	20,332
Ocean Power Technologies, Inc. (a)	1,816	3,087

Common Stocks	Shares	Value

Alternative Energy (concluded)
Plug Power, Inc. (a)(b)	5,885	$4,355
REX American Resources Corp. (a)	809	24,869
Solazyme, Inc. (a)(b)	7,167	77,189
STR Holdings, Inc. (a)	5,106	11,386
SunPower Corp. (a)(b)	5,743	150,237
Verenium Corp. (a)	4,249	16,868

		582,727

Automobiles & Parts — 2.0%
Allison Transmission Holdings, Inc.	7,442	186,422
American Axle & Manufacturing Holdings, Inc. (a)	9,542	188,168
Autoliv, Inc.	12,872	1,124,884
Cooper Tire & Rubber Co.	8,317	256,164
Dana Holding Corp.	19,913	454,813
Dorman Products, Inc.	4,187	207,466
Federal-Mogul Corp. (a)	4,490	75,387
Fuel Systems Solutions, Inc. (a)	2,169	42,642
Gentex Corp.	19,532	499,824
Gentherm, Inc. (a)	5,074	96,812
Lear Corp.	12,455	891,404
LKQ Corp. (a)(b)	40,895	1,302,915
LoJack Corp. (a)	3,917	12,534
Modine Manufacturing Co. (a)	6,801	99,499
Motorcar Parts of America, Inc. (a)	3,112	39,429
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	3,415	10,860
Shiloh Industries, Inc.	1,088	14,253
Standard Motor Products, Inc.	2,874	92,428
Stoneridge, Inc. (a)	4,021	43,467
Strattec Security Corp.	573	21,975
Superior Industries International, Inc.	3,069	54,720
Tenneco, Inc. (a)	8,414	424,907
Tesla Motors, Inc. (a)	11,130	2,152,765
Titan International, Inc.	7,461	109,229
TRW Automotive Holdings Corp. (a)	15,902	1,133,972
US Auto Parts Network, Inc. (a)	7,139	9,423
Visteon Corp. (a)	6,843	517,604
WABCO Holdings, Inc. (a)	8,550	720,423

		10,784,389

Banks — 4.9%
1st Source Corp.	1,604	43,180
1st United Bancorp, Inc.	5,499	40,308
Ameriana Bancorp	1,553	20,096
American National Bankshares, Inc.	1,414	32,805
Ameris Bancorp (a)	3,817	70,156
Ames National Corp.	1,492	33,973
Arrow Financial Corp.	2,048	52,249
Associated Banc-Corp	22,024	341,152

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	1

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
Astoria Financial Corp.	11,081	$137,848
Banc of California, Inc.	2,547	35,225
Bancfirst Corp.	770	41,634
Bancorp of New Jersey, Inc.	1,876	26,733
The Bancorp, Inc. (a)	5,565	98,612
BancorpSouth, Inc.	11,511	229,529
Bank Mutual Corp.	6,240	39,125
Bank of Hawaii Corp.	5,941	323,487
Bank of Kentucky Financial Corp.	1,025	27,993
Bank of Marin Bancorp	894	37,146
Bank of the Ozarks, Inc.	4,303	206,501
BankFinancial Corp.	3,481	31,051
BankUnited, Inc.	8,867	276,562
Banner Corp.	2,802	106,924
Bar Harbor Bankshares	965	35,502
BCB Bancorp, Inc.	2,435	26,103
Beneficial Mutual Bancorp, Inc. (a)	4,923	49,082
Berkshire Bancorp, Inc.	1,029	8,253
Berkshire Hills Bancorp, Inc.	3,574	89,743
BofI Holding, Inc. (a)	1,847	119,796
BOK Financial Corp.	2,411	152,737
Boston Private Financial Holdings, Inc.	11,277	125,175
Bridge Bancorp, Inc.	1,651	35,496
Bridge Capital Holdings (a)	2,231	37,882
Brookline Bancorp, Inc.	9,804	92,256
Bryn Mawr Bank Corp.	2,138	57,662
California First National Bancorp	611	10,430
Camco Financial Corp. (a)	2,821	11,369
Camden National Corp.	1,176	48,098
Cape Bancorp, Inc.	2,292	20,995
Capital City Bank Group, Inc. (a)	1,923	22,653
CapitalSource, Inc.	26,874	319,263
Capitol Federal Financial, Inc.	17,626	219,091
Cardinal Financial Corp.	4,490	74,220
Cascade Bancorp (a)	1,327	7,736
Cathay General Bancorp	10,049	234,845
Center Bancorp, Inc.	2,591	36,896
Centerstate Banks, Inc.	4,925	47,674
Central Pacific Financial Corp.	4,463	78,995
Century Bancorp, Inc., Class A	627	20,898
CFS Bancorp, Inc.	2,101	23,279
Chemical Financial Corp.	3,699	103,276
Chicopee Bancorp, Inc.	1,742	30,677
Citizens & Northern Corp.	1,985	39,581
City Holding Co.	2,249	97,247
City National Corp.	6,369	424,558
Clifton Savings Bancorp, Inc.	2,017	24,991
CNB Financial Corp.	2,254	38,431
CoBiz Financial, Inc.	5,027	48,561
Colony Bankcorp, Inc. (a)	750	4,388
Columbia Banking System, Inc.	7,063	174,456
Commerce Bancshares, Inc.	10,275	450,148
Common Stocks	Shares	Value

Banks (continued)
Community Bank System, Inc.	5,486	$187,182
Community Trust Bancorp, Inc.	2,061	83,656
CommunityOne Bancorp (a)	1,696	16,756
Cullen/Frost Bankers, Inc.	7,058	497,942
CVB Financial Corp.	12,415	167,851
Dime Community Bancshares, Inc.	4,248	70,729
Doral Financial Corp. (a)	1,017	19,404
Eagle Bancorp, Inc. (a)	3,541	100,175
East West Bancorp, Inc.	18,678	596,762
Eastern Virginia Bankshares, Inc. (a)	2,546	15,531
Enterprise Bancorp, Inc.	1,296	24,507
Enterprise Financial Services Corp.	2,647	44,417
ESB Financial Corp.	2,374	30,269
ESSA Bancorp, Inc.	1,863	19,412
Farmers Capital Bank Corp. (a)	1,302	28,462
Fidelity Southern Corp.	2,818	43,228
Financial Institutions, Inc.	1,950	39,897
First Bancorp, Inc.	1,663	27,905
First Bancorp, North Carolina	2,731	39,463
First BanCorp, Puerto Rico (a)	13,496	76,657
First Busey Corp.	10,122	52,736
First Citizens Banc Corp.	1,258	8,554
First Citizens BancShares, Inc., Class A	817	167,975
First Commonwealth Financial Corp.	13,041	98,981
First Community Bancshares, Inc.	2,285	37,360
First Connecticut Bancorp, Inc.	2,900	42,630
First Defiance Financial Corp.	1,535	35,904
First Federal Bancshares of Arkansas, Inc. (a)	1,590	14,867
First Financial Bancorp	8,056	122,210
First Financial Bankshares, Inc.	4,184	246,103
First Financial Corp.	1,437	45,366
First Financial Holdings, Inc.	3,334	183,903
First Financial Northwest, Inc.	2,894	30,184
First Financial Service Corp. (a)	358	1,343
First Horizon National Corp.	33,227	365,165
First Interstate Bancsystem, Inc.	2,926	70,663
First Merchants Corp.	3,870	67,067
First Midwest Bancorp, Inc.	10,479	158,338
First Niagara Financial Group, Inc.	47,646	494,089
The First of Long Island Corp.	1,390	54,001
First Republic Bank	17,056	795,321
First Security Group, Inc. (a)	2,507	5,215
First South Bancorp, Inc. (a)	2,440	15,323
First United Corp. (a)	1,784	14,647
FirstMerit Corp.	22,241	482,852
Flagstar Bancorp, Inc. (a)	2,753	40,634
Flushing Financial Corp.	4,115	75,922
FNB Corp.	19,442	235,831
Fox Chase Bancorp, Inc.	2,078	36,157

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	2

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
Franklin Financial Corp.	2,485	$47,116
Fulton Financial Corp.	25,305	295,562
German American Bancorp, Inc.	1,865	47,035
Glacier Bancorp, Inc.	10,036	247,990
Great Southern Bancorp, Inc.	1,408	39,748
Guaranty Bancorp	2,831	38,756
Hampton Roads Bankshares, Inc. (a)	11,940	16,955
Hancock Holding Co.	10,777	338,182
Hanmi Financial Corp.	4,695	77,796
Hawthorn Bancshares, Inc.	1,194	16,238
Heartland Financial USA, Inc.	2,048	57,057
Heritage Commerce Corp.	4,012	30,692
Heritage Financial Corp.	2,524	39,172
HMN Financial, Inc. (a)	1,907	14,779
Home Bancorp, Inc. (a)	1,539	27,794
Home BancShares, Inc.	6,497	197,314
Home Federal Bancorp, Inc.	2,378	29,915
Home Loan Servicing Solutions Ltd.	9,148	201,347
HomeTrust Bancshares, Inc. (a)	3,179	52,453
Horizon Bancorp	1,182	27,600
Hudson Valley Holding Corp.	2,386	44,809
Iberiabank Corp.	3,934	204,057
Independent Bank Corp./MA	3,143	112,205
Independent Bank Corp./MI (a)	2,856	28,560
International Bancshares Corp.	7,394	159,932
Intervest Bancshares Corp. (a)	3,634	28,818
Investors Bancorp, Inc.	6,741	147,493
Kearny Financial Corp. (a)	2,925	29,894
Lakeland Bancorp, Inc.	4,827	54,304
Lakeland Financial Corp.	2,419	78,980
Macatawa Bank Corp. (a)	4,625	24,883
MainSource Financial Group, Inc.	2,714	41,226
MB Financial, Inc.	7,559	213,466
Mercantile Bank Corp.	1,476	32,147
Merchants Bancshares, Inc.	1,049	30,369
Metro Bancorp, Inc. (a)	2,213	46,495
MidSouth Bancorp, Inc.	1,608	24,924
MidWestOne Financial Group, Inc.	1,321	33,963
MutualFirst Financial, Inc.	1,313	20,141
NASB Financial, Inc. (a)	821	22,520
National Bankshares, Inc.	1,269	45,544
National Penn Bancshares, Inc.	15,584	156,619
NBT Bancorp, Inc.	5,805	133,399
New York Community Bancorp, Inc.	59,467	898,546
NewBridge Bancorp (a)	4,068	29,656
North Valley Bancorp (a)	1,481	27,991
Northfield Bancorp, Inc.	7,917	96,112
Northrim BanCorp, Inc.	1,133	27,305
Northwest Bancshares, Inc.	12,257	162,038
Norwood Financial Corp.	859	24,911
Common Stocks	Shares	Value

Banks (continued)
OceanFirst Financial Corp.	2,337	$39,519
OFG Bancorp	6,402	103,648
Ohio Valley Banc Corp.	934	18,839
Old National Bancorp	13,349	189,556
Old Second Bancorp, Inc. (a)	3,114	17,719
OmniAmerican Bancorp, Inc. (a)	2,154	52,687
Oritani Financial Corp.	5,866	96,554
Orrstown Financial Services, Inc. (a)	1,792	31,270
Pacific Continental Corp.	3,116	40,851
PacWest Bancorp	5,549	190,664
Park National Corp.	1,738	137,441
Park Sterling Corp.	8,504	54,511
Peapack Gladstone Financial Corp.	1,408	26,118
Penns Woods Bancorp, Inc.	950	47,329
Peoples Bancorp of North Carolina, Inc.	1,155	14,264
Peoples Bancorp, Inc.	1,544	32,239
Peoples Financial Corp.	1,245	14,367
Pinnacle Financial Partners, Inc. (a)	4,742	141,359
Popular, Inc. (a)	13,852	363,338
Porter Bancorp, Inc. (a)	1,044	1,253
Preferred Bank (a)	2,279	40,543
PrivateBancorp, Inc.	9,071	194,119
Prosperity Bancshares, Inc.	7,493	463,367
Provident Financial Holdings, Inc.	1,737	28,852
Provident Financial Services, Inc.	7,001	113,486
Provident New York Bancorp	5,543	60,363
Pulaski Financial Corp.	2,347	24,198
PVF Capital Corp. (a)	4,727	19,475
Renasant Corp.	4,413	119,901
Republic Bancorp, Inc., Class A	1,667	45,926
Republic First Bancorp, Inc. (a)	4,534	14,463
Riverview Bancorp, Inc. (a)	4,146	10,904
Rockville Financial, Inc.	3,960	51,480
Roma Financial Corp. (a)	1,833	34,075
Royal Bancshares of Pennsylvania, Inc., Class A (a)	1,265	1,682
S&T Bancorp, Inc.	3,994	96,735
Sandy Spring Bancorp, Inc.	3,813	88,690
Seacoast Banking Corp. of Florida (a)	13,010	28,232
Shore Bancshares, Inc. (a)	1,736	15,277
Sierra Bancorp	1,748	27,496
Signature Bank (a)	6,527	597,351
Simmons First National Corp., Class A	2,169	67,434
Southside Bancshares, Inc.	2,631	70,563
Southwest Bancorp, Inc. (a)	3,111	46,074
State Bank Financial Corp.	5,211	82,699
StellarOne Corp.	3,258	73,305

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	3

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (concluded)
Sterling Bancorp	4,513	$61,963
Sterling Financial Corp.	2,757	78,988
Suffolk Bancorp (a)	2,076	36,787
Summit Financial Group, Inc. (a)	1,593	13,779
Sun Bancorp, Inc. (a)	8,072	30,916
Susquehanna Bancshares, Inc.	24,727	310,324
SVB Financial Group (a)	6,273	541,799
SY Bancorp, Inc.	2,151	60,938
Synovus Financial Corp.	132,787	438,197
Taylor Capital Group, Inc. (a)	2,440	54,046
TCF Financial Corp.	22,323	318,772
Territorial Bancorp, Inc.	1,901	41,765
Texas Capital Bancshares, Inc. (a)	5,710	262,489
TFS Financial Corp. (a)	11,165	133,645
Tompkins Financial Corp.	1,650	76,263
TowneBank	4,373	63,059
Trico Bancshares	1,982	45,150
TrustCo Bank Corp., NY	13,360	79,626
Trustmark Corp.	8,713	223,053
UMB Financial Corp.	4,760	258,658
Umpqua Holdings Corp.	15,016	243,560
Union First Market Bankshares Corp.	2,962	69,222
United Bancorp, Inc.	1,857	12,386
United Bankshares, Inc.	5,963	172,808
United Community Banks, Inc. (a)	5,651	84,765
United Community Financial Corp. (a)	8,303	32,299
United Financial Bancorp, Inc.	2,904	46,958
United Security Bancshares (a)	3,636	15,344
Univest Corp. of Pennsylvania	2,482	46,786
Valley National Bancorp	26,781	266,471
ViewPoint Financial Group, Inc.	5,508	113,850
Virginia Commerce Bancorp, Inc. (a)	4,585	71,205
Washington Banking Co.	3,037	42,700
Washington Federal, Inc.	13,534	279,883
Washington Trust Bancorp, Inc.	2,136	67,134
Waterstone Financial, Inc. (a)	2,108	21,396
Webster Financial Corp.	12,304	314,121
WesBanco, Inc.	3,863	114,847
West BanCorp., Inc.	2,837	39,151
Westamerica BanCorp.	3,543	176,229
Western Alliance Bancorp (a)	10,901	206,356
Westfield Financial, Inc.	3,799	26,821
Wilshire Bancorp, Inc.	9,030	73,865
Wintrust Financial Corp.	5,377	220,833
WSFS Financial Corp.	1,149	69,227
Yadkin Financial Corp. (a)	2,484	42,799

		26,680,535

Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	1,198	292,564
Common Stocks	Shares	Value

Beverages (concluded)
Coca-Cola Bottling Co. Consolidated	643	$40,265
Craft Brew Alliance, Inc. (a)	1,511	20,308
National Beverage Corp.	2,243	40,060
Primo Water Corp. (a)	4,585	10,912
Willamette Valley Vineyards, Inc. (a)	1,784	9,651

		413,760

Chemicals — 2.4%
A Schulman, Inc.	3,873	114,099
Aceto Corp.	3,887	60,715
Albemarle Corp.	10,975	690,767
American Vanguard Corp.	3,560	95,835
Ashland, Inc.	9,752	901,865
Axiall Corp.	9,617	363,426
Balchem Corp.	4,261	220,507
Cabot Corp.	7,903	337,537
Calgon Carbon Corp. (a)	7,917	150,344
Cambrex Corp. (a)	4,691	61,921
Celanese Corp., Series A	21,611	1,140,845
Chase Corp.	1,295	38,047
Chemtura Corp. (a)	13,318	306,181
Codexis, Inc. (a)	4,978	8,761
Cytec Industries, Inc.	4,941	402,000
Ferro Corp. (a)	12,329	112,317
FutureFuel Corp.	3,446	61,890
Hawkins, Inc.	1,451	54,761
HB Fuller Co.	6,761	305,530
Huntsman Corp.	26,487	545,897
Innophos Holdings, Inc.	2,976	157,073
Intrepid Potash, Inc. (b)	7,537	118,180
KMG Chemicals, Inc.	1,469	32,303
Koppers Holdings, Inc.	2,895	123,472
Kraton Performance Polymers, Inc. (a)	4,660	91,289
Kronos Worldwide, Inc.	2,763	42,799
LSB Industries, Inc. (a)	2,711	90,900
Metabolix, Inc. (a)	4,583	5,775
Minerals Technologies, Inc.	4,817	237,815
NewMarket Corp.	1,562	449,715
NL Industries, Inc.	962	10,919
Olin Corp.	10,789	248,902
OM Group, Inc. (a)	4,407	148,868
OMNOVA Solutions, Inc. (a)	7,202	61,577
Penford Corp. (a)	2,295	32,864
PolyOne Corp.	13,267	407,430
Polypore International, Inc. (a)	6,571	269,214
Quaker Chemical Corp.	1,878	137,188
Rentech, Inc.	30,656	60,699
Rockwood Holdings, Inc.	10,679	714,425
RPM International, Inc.	17,951	649,826
Senomyx, Inc. (a)	7,787	27,488

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	4

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals (concluded)
Sensient Technologies Corp.	6,715	$321,581
Stepan Co.	2,544	146,865
The Valspar Corp.	10,922	692,783
TOR Minerals International, Inc. (a)	651	7,584
Tredegar Corp.	3,464	90,064
Tronox Ltd., Class A	8,072	197,522
Valhi, Inc.	2,791	55,708
Westlake Chemical Corp.	2,714	284,047
WR Grace & Co. (a)	10,502	917,875
Zagg, Inc. (a)	4,833	21,749
Zep, Inc.	3,240	52,682
Zoltek Cos., Inc. (a)	4,026	67,194

		12,947,620

Construction & Materials — 2.4%
AAON, Inc.	3,980	105,709
Acuity Brands, Inc.	5,759	529,943
AECOM Technology Corp. (a)	13,615	425,741
Aegion Corp. (a)(b)	5,319	126,220
Ameresco, Inc., Class A (a)	3,028	30,341
American DG Energy, Inc. (a)	7,238	11,364
American Woodmark Corp. (a)	1,787	61,920
AO Smith Corp.	10,538	476,318
Apogee Enterprises, Inc.	3,971	117,859
Argan, Inc.	1,576	34,625
Armstrong World Industries, Inc. (a)	4,616	253,695
Baran Group Ltd. (a)	102	408
BlueLinx Holdings, Inc. (a)	6,331	12,345
Builders FirstSource, Inc. (a)	7,629	44,859
Chicago Bridge & Iron Co. NV	14,611	990,187
Eagle Materials, Inc.	6,768	491,018
EMCOR Group, Inc.	8,816	344,970
Fortune Brands Home & Security, Inc.	22,785	948,540
Foster Wheeler AG (a)(b)	13,467	354,721
Generac Holdings, Inc.	9,410	401,242
Gibraltar Industries, Inc. (a)	4,173	59,507
Granite Construction, Inc.	4,659	142,565
Great Lakes Dredge & Dock Corp.	7,760	57,579
Griffon Corp.	6,030	75,616
Headwaters, Inc. (a)	10,911	98,090
Hill International, Inc. (a)	2,764	9,121
Insteel Industries, Inc.	2,430	39,123
Integrated Electrical Services, Inc. (a)	2,175	8,831
Inteliquent, Inc.	4,747	45,856
KBR, Inc.	19,811	646,631
Layne Christensen Co. (a)	2,781	55,509
LB Foster Co.	1,415	64,722
Lennox International, Inc.	6,226	468,569
Louisiana-Pacific Corp. (a)	19,407	341,369
Martin Marietta Materials, Inc.	6,217	610,323
Common Stocks	Shares	Value

Construction & Materials (concluded)
MasTec, Inc. (a)(b)	8,322	$252,157
MDU Resources Group, Inc.	25,473	712,480
Mueller Water Products, Inc., Series A	21,868	174,725
MYR Group, Inc. (a)	2,995	72,778
NCI Building Systems, Inc. (a)	3,145	40,067
Nortek, Inc. (a)	2,315	159,064
Northwest Pipe Co. (a)	1,512	49,715
Omega Flex, Inc.	642	12,127
Orion Marine Group, Inc. (a)	4,236	44,097
Owens Corning (a)	15,034	570,991
PGT, Inc. (a)	4,952	49,074
Pike Electric Corp.	4,093	46,333
Primoris Services Corp.	4,916	125,211
Quanex Building Products Corp.	5,041	94,922
Simpson Manufacturing Co., Inc.	5,340	173,924
Sterling Construction Co., Inc. (a)	2,322	21,478
Texas Industries, Inc. (a)	2,978	197,471
Thermon Group Holdings, Inc. (a)(b)	4,719	109,056
TRC Cos., Inc. (a)	3,498	25,885
Trex Co., Inc. (a)	2,340	115,900
Tutor Perini Corp. (a)	5,099	108,711
Universal Forest Products, Inc.	2,603	109,586
USG Corp. (a)	12,215	349,105
Valmont Industries, Inc.	3,631	504,382
Watsco, Inc.	3,641	343,237
Watts Water Technologies, Inc., Class A	3,737	210,655

		13,158,567

Electricity — 1.5%
ALLETE, Inc.	5,078	245,267
Alliant Energy Corp.	14,934	739,980
Alteva	1,554	12,075
Black Hills Corp.	6,180	308,135
Calpine Corp. (a)	49,888	969,324
Cleco Corp.	8,165	366,119
Covanta Holding Corp.	17,534	374,877
Dynegy, Inc. (a)	13,670	264,104
El Paso Electric Co.	5,604	187,174
Empire District Electric Co.	6,176	133,772
Great Plains Energy, Inc.	20,687	459,251
Hawaiian Electric Industries, Inc.	12,748	319,975
IDACORP, Inc.	6,711	324,812
ITC Holdings Corp.	7,257	681,142
MGE Energy, Inc.	3,174	173,142
NorthWestern Corp.	5,313	238,660
NV Energy, Inc.	32,203	760,313
Ormat Technologies, Inc.	2,638	70,619
Portland General Electric Co.	10,619	299,774
UIL Holdings Corp.	7,199	267,659
Unitil Corp.	2,557	74,843

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	5

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electricity (concluded)
UNS Energy Corp.	5,749	$268,018
US Geothermal, Inc. (a)	23,727	10,440
Westar Energy, Inc.	17,223	527,885

		8,077,360

Electronic & Electrical Equipment — 2.7%
The Active Power, Inc. (a)	3,371	9,810
Adept Technology, Inc. (a)	2,252	16,214
Aeroflex Holding Corp. (a)	3,277	23,070
Allied Motion Technologies, Inc.	1,204	9,740
Altair Nanotechnologies, Inc. (a)	2,353	6,118
American Science & Engineering, Inc.	1,213	73,156
American Superconductor Corp. (a)	8,344	19,525
Anaren, Inc. (a)	2,178	55,539
Anixter International, Inc. (a)	3,634	318,556
API Technologies Corp. (a)	6,910	20,246
Arrow Electronics, Inc. (a)	13,459	653,165
Avnet, Inc.	18,422	768,382
AVX Corp.	6,253	82,102
AZZ, Inc.	3,552	148,687
Badger Meter, Inc.	2,064	95,976
Ballantyne Strong, Inc. (a)	1,826	7,779
Bel Fuse, Inc., Class B	1,916	33,415
Belden, Inc.	6,037	386,670
Benchmark Electronics, Inc. (a)	7,711	176,505
Brady Corp., Class A	6,085	185,593
Capstone Turbine Corp. (a)	46,415	54,770
Checkpoint Systems, Inc. (a)	6,099	101,853
Cognex Corp.	11,506	360,828
Coherent, Inc.	3,498	214,952
Coleman Cable, Inc.	1,525	32,193
CTS Corp.	4,936	77,841
CyberOptics Corp. (a)	2,722	16,931
Daktronics, Inc.	5,380	60,202
Echelon Corp. (a)	6,355	15,188
Electro Rent Corp.	2,431	44,098
Electro Scientific Industries, Inc.	4,035	47,250
eMagin Corp.	4,759	14,325
Encore Wire Corp.	2,578	101,676
EnerNOC, Inc. (a)	4,216	63,198
EnerSys, Inc.	6,460	391,670
ESCO Technologies, Inc.	3,574	118,764
Fabrinet (a)	4,294	72,311
FARO Technologies, Inc. (a)(b)	2,617	110,359
FEI Co.	5,823	511,259
General Cable Corp.	6,637	210,725
GrafTech International Ltd. (a)	15,856	133,983
Greatbatch, Inc. (a)	3,399	115,668
Houston Wire & Cable Co.	2,713	36,544
Hubbell, Inc., Class B	7,218	756,013
II-VI, Inc. (a)	7,790	146,608
Common Stocks	Shares	Value

Electronic & Electrical Equipment (continued)
Intevac, Inc. (a)	4,847	$28,403
IntriCon Corp. (a)	1,324	5,203
IPG Photonics Corp.	4,866	274,004
Itron, Inc. (a)(b)	5,407	231,582
Kemet Corp. (a)	7,146	29,870
Landauer, Inc.	1,625	83,281
Lightpath Technologies, Inc., Class A (a)	6,052	7,323
Lime Energy Co. (a)	3,916	1,919
Littelfuse, Inc.	3,148	246,237
LSI Industries, Inc.	3,032	25,590
Magnetek, Inc. (a)	826	14,628
Maxwell Technologies, Inc. (a)	4,773	43,339
Measurement Specialties, Inc. (a)	2,175	117,972
Methode Electronics, Inc.	5,049	141,372
Mettler-Toledo International, Inc. (a)	4,131	991,812
Microvision, Inc. (a)	4,267	7,425
MTS Systems Corp.	2,259	145,367
Multi-Fineline Electronix, Inc. (a)	1,332	21,605
NAPCO Security Technologies, Inc. (a)	3,758	19,955
National Instruments Corp.	13,273	410,534
Newport Corp. (a)	5,971	93,327
NVE Corp. (a)	961	49,049
Orion Energy Systems, Inc. (a)	2,807	10,554
OSI Systems, Inc. (a)	2,652	197,494
Parametric Sound Corp. (a)	1,441	18,056
Park Electrochemical Corp.	3,088	88,471
Planar Systems, Inc. (a)	5,103	9,185
Plexus Corp. (a)	4,738	176,254
Powell Industries, Inc. (a)	1,300	79,677
Regal-Beloit Corp.	5,987	406,697
Research Frontiers, Inc. (a)	4,697	19,915
Richardson Electronics Ltd.	1,792	20,375
Rofin-Sinar Technologies, Inc. (a)	4,142	100,278
Rogers Corp. (a)	2,524	150,128
Rubicon Technology, Inc. (a)(b)	2,823	34,187
Sanmina Corp. (a)	11,734	205,228
Sensata Technologies Holding NV (a)	17,673	676,346
Servotronics, Inc.	743	6,590
Sigmatron International, Inc. (a)	1,200	6,492
SL Industries, Inc.	750	18,338
Synthesis Energy Systems, Inc. (a)	7,050	5,231
Trimble Navigation Ltd. (a)(b)	35,165	1,044,752
TTM Technologies, Inc. (a)	8,316	81,081
Ultralife Corp. (a)	2,116	8,464
Universal Display Corp. (a)	5,948	190,514
UQM Technologies, Inc. (a)	6,928	12,609
Veeco Instruments, Inc. (a)	5,435	202,345
Viasystems Group, Inc. (a)	964	13,930
Vicor Corp. (a)	3,482	28,483

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	6

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electronic & Electrical Equipment (concluded)
Vishay Intertechnology, Inc. (a)	18,225	$234,920
Vishay Precision Group, Inc. (a)	2,381	34,644
WESCO International, Inc. (a)	6,042	462,394
Zebra Technologies Corp., Class A (a)	7,048	320,895
Zygo Corp. (a)	3,097	49,490

		14,803,271

Financial Services — 3.0%
Affiliated Managers Group, Inc. (a)	7,229	1,320,305
Asta Funding, Inc.	1,322	11,753
Atlanticus Holdings Corp. (a)	1,465	5,421
BBCN Bancorp, Inc.	11,251	154,814
BGC Partners, Inc., Class A	17,255	97,491
Calamos Asset Management, Inc.	2,844	28,412
Cash America International, Inc.	3,841	173,920
CBOE Holdings, Inc.	12,046	544,841
CIFC Corp.	1,365	10,770
CIT Group, Inc. (a)	27,259	1,329,421
Cohen & Steers, Inc.	2,645	93,395
Cowen Group, Inc., Class A (a)	16,100	55,545
Credit Acceptance Corp. (a)	1,404	155,577
DFC Global Corp. (a)	5,663	62,236
Diamond Hill Investment Group, Inc.	463	49,518
Eaton Vance Corp.	16,695	648,267
Encore Capital Group, Inc. (a)	3,318	152,163
EverBank Financial Corp.	12,093	181,153
Evercore Partners, Inc., Class A	4,464	219,763
Ezcorp, Inc., Class A (a)	7,316	123,494
FBR & Co. (a)	1,650	44,237
Federal Agricultural Mortgage Corp., Class C	1,639	54,710
Federated Investors, Inc., Class B (c)	13,087	355,443
Fidelity National Financial, Inc.	29,430	782,838
Financial Engines, Inc.	7,048	418,933
First Cash Financial Services, Inc. (a)	4,050	234,697
The First Marblehead Corp. (a)	12,084	9,909
FXCM, Inc.	4,488	88,638
GAMCO Investors, Inc.	609	46,241
GFI Group, Inc.	9,674	38,212
Gleacher & Co., Inc. (a)	832	11,440
Green Dot Corp., Class A (a)	3,275	86,231
Greenhill & Co., Inc.	3,681	183,608
Imperial Holdings, Inc. (a)	3,906	24,725
ING US, Inc.	8,718	254,653
Institutional Financial Markets, Inc.	1,108	2,482
Interactive Brokers Group, Inc., Class A	6,263	117,557
Intersections, Inc.	1,474	12,927

Common Stocks	Shares	Value

Financial Services (concluded)
INTL. FCStone, Inc. (a)	1,975	$40,389
Investment Technology Group, Inc. (a)	5,482	86,177
Janus Capital Group, Inc.	20,288	172,651
JMP Group, Inc.	3,528	21,838
KCG Holdings, Inc., Class A (a)	13,811	119,741
Ladenburg Thalmann Financial Services, Inc. (a)	19,274	34,886
LPL Financial Holdings, Inc.	11,008	421,716
MarketAxess Holdings, Inc.	5,281	317,071
Marlin Business Services Corp.	1,403	35,019
Medallion Financial Corp.	3,050	45,384
MGIC Investment Corp. (a)	47,425	345,254
MicroFinancial, Inc.	1,948	15,350
MoneyGram International, Inc. (a)	3,239	63,420
MSCI, Inc. (a)	16,554	666,464
Nelnet, Inc., Class A	2,400	92,280
NewStar Financial, Inc. (a)	3,222	58,866
Ocwen Financial Corp. (a)	16,071	896,280
Oppenheimer Holdings, Inc., Class A	1,148	20,400
PICO Holdings, Inc. (a)	3,596	77,889
Piper Jaffray Cos. (a)	2,363	81,027
Portfolio Recovery Associates, Inc. (a)	7,003	419,760
Pzena Investment Management, Inc., Class A	3,173	21,513
Radian Group, Inc.	24,370	339,474
Raymond James Financial, Inc.	16,499	687,513
Resource America, Inc., Class A	2,047	16,437
Safeguard Scientifics, Inc. (a)	3,377	52,985
SEI Investments Co.	19,561	604,631
Stewart Information Services Corp.	3,114	99,617
Stifel Financial Corp. (a)	8,188	337,509
SWS Group, Inc. (a)	4,290	23,938
TD Ameritrade Holding Corp.	31,949	836,425
Tree.com, Inc.	988	25,945
US Global Investors, Inc.	2,241	6,409
Virtus Investment Partners, Inc. (a)	1,008	163,941
Waddell & Reed Financial, Inc., Class A	11,785	606,692
Walker & Dunlop, Inc. (a)	3,250	51,707
Westwood Holdings Group, Inc.	1,232	59,198
WisdomTree Investments, Inc. (a)	14,437	167,614
World Acceptance Corp. (a)	1,572	141,354

		16,460,504

Fixed Line Telecommunications — 0.3%
8x8, Inc. (a)	10,526	105,997
Alaska Communications Systems Group, Inc.	7,188	18,473
Cbeyond, Inc. (a)	3,745	24,006

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	7

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Fixed Line Telecommunications (concluded)
Cincinnati Bell, Inc. (a)	30,340	$82,525
Consolidated Communications Holdings, Inc.	5,217	89,941
Fairpoint Communications, Inc. (a)	3,516	33,578
General Communication, Inc., Class A (a)	4,596	43,754
Hawaiian Telcom Holdco, Inc. (a)	1,198	31,867
HickoryTech Corp.	2,224	25,309
IDT Corp., Class B	2,395	42,511
inContact, Inc. (a)	7,864	65,035
Level 3 Communications, Inc. (a)(b)	21,884	584,084
Lumos Networks Corp.	2,624	56,862
Primus Telecommunications Group, Inc.	5,606	19,004
Straight Path Communications, Inc., Class B (a)	2,922	15,370
tw telecom, Inc. (a)	19,747	589,744
Vonage Holdings Corp. (a)	19,630	61,638

		1,889,698

Food & Drug Retailers — 0.8%
Arden Group, Inc., Class A	261	33,930
Casey's General Stores, Inc.	5,163	379,481
The Chefs' Warehouse, Inc. (a)	2,508	57,935
Core-Mark Holding Co., Inc.	1,515	100,657
The Fresh Market, Inc. (a)	5,653	267,443
GNC Holdings, Inc., Class A	13,438	734,118
Harris Teeter Supermarkets, Inc.	6,680	328,589
Ingles Markets, Inc., Class A	1,477	42,434
Nash Finch Co.	1,630	43,048
Omnicare, Inc.	13,977	775,723
The Pantry, Inc. (a)	3,370	37,340
PetMed Express, Inc.	3,261	53,122
Rite Aid Corp. (a)	115,313	548,890
Spartan Stores, Inc.	2,782	61,371
Sprouts Farmers Market, Inc. (a)	3,078	136,632
Supervalu, Inc. (a)	27,508	226,391
United Natural Foods, Inc. (a)	6,760	454,407
Village Super Market, Inc., Class A	719	27,336
Vitamin Shoppe, Inc. (a)	4,250	185,938
Weis Markets, Inc.	1,384	67,733

		4,562,518

Food Producers — 1.9%
Alico, Inc.	481	19,803
The Andersons, Inc.	2,352	164,405
B&G Foods, Inc.	7,452	257,467
Boulder Brands, Inc. (a)	8,303	133,180
Bunge Ltd.	19,585	1,486,697
Cal-Maine Foods, Inc.	2,042	98,220
Calavo Growers, Inc.	2,137	64,623
Common Stocks	Shares	Value

Food Producers (concluded)
Chiquita Brands International, Inc. (a)	6,840	$86,594
Coffee Holding Co., Inc. (b)	1,919	11,207
Darling International, Inc. (a)	16,517	349,500
Dean Foods Co. (a)	13,078	252,405
Diamond Foods, Inc. (a)	3,172	74,796
Dole Food Co., Inc. (a)	7,515	102,354
Farmer Bros Co. (a)	892	13,434
Flowers Foods, Inc.	24,110	516,918
Fresh Del Monte Produce, Inc.	4,590	136,231
Golden Enterprises, Inc.	941	3,764
Green Mountain Coffee Roasters, Inc. (a)	17,981	1,354,509
Griffin Land & Nurseries, Inc.	561	18,008
The Hain Celestial Group, Inc. (a)	6,564	506,216
Harbinger Group, Inc. (a)	4,281	44,394
Herbalife Ltd.	11,545	805,495
Hillshire Brands Co.	16,905	519,660
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	—
Ingredion, Inc.	10,535	697,101
J&J Snack Foods Corp.	2,050	165,476
John B Sanfilippo & Son, Inc.	1,174	27,225
Lancaster Colony Corp.	2,604	203,867
Lifeway Foods, Inc.	1,352	18,266
Limoneira Co.	1,925	49,434
Mannatech, Inc. (a)	452	10,862
Medifast, Inc. (a)	2,143	57,625
MGP Ingredients, Inc.	1,343	7,037
Nature's Sunshine Products, Inc.	1,344	25,630
Nutraceutical International Corp.	1,757	41,711
Nutrisystem, Inc.	4,295	61,762
Omega Protein Corp. (a)	3,272	33,276
Pilgrim's Pride Corp. (a)	8,347	140,146
Pinnacle Foods, Inc.	4,844	128,221
Post Holdings, Inc. (a)	4,718	190,466
Reliv International, Inc.	1,819	4,784
Rocky Mountain Chocolate Factory, Inc.	1,746	21,127
Sanderson Farms, Inc.	2,829	184,564
Seaboard Corp.	38	104,424
Seneca Foods Corp., Class A (a)	1,057	31,805
Snyders-Lance, Inc.	6,741	194,478
Tootsie Roll Industries, Inc.	2,754	84,878
TreeHouse Foods, Inc. (a)	5,068	338,694
USANA Health Sciences, Inc. (a)	991	86,009
WhiteWave Foods Co., Class A (a)	24,155	482,375

		10,411,123

Forestry & Paper — 0.3%
Boise, Inc.	12,243	154,262
Clearwater Paper Corp. (a)	3,210	153,342
Deltic Timber Corp.	1,678	109,305

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	8

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Forestry & Paper (concluded)
Domtar Corp.	4,337	$344,444
KapStone Paper and Packaging Corp.	5,727	245,116
Neenah Paper, Inc.	2,318	91,121
PH Glatfelter Co.	5,964	161,445
Resolute Forest Products (a)	12,615	166,770
Verso Paper Corp. (a)	3,704	2,815
Wausau Paper Corp.	7,477	97,126

		1,525,746

Gas, Water & Multi-Utilities — 1.3%
American States Water Co.	5,452	150,257
American Water Works Co., Inc.	23,598	974,125
Aqua America, Inc.	24,013	593,842
Artesian Resources Corp., Class A	1,851	41,185
Atmos Energy Corp.	12,047	513,082
Avista Corp.	8,106	213,998
Cadiz, Inc. (a)	3,265	16,684
California Water Service Group	6,712	136,388
Chesapeake Utilities Corp.	1,484	77,895
Connecticut Water Service, Inc.	1,878	60,397
Delta Natural Gas Co., Inc.	1,594	35,212
EuroSite Power, Inc. (a)	723	325
Gas Natural, Inc.	3,847	39,239
Genie Energy Ltd.	2,609	25,568
The Laclede Group, Inc.	4,149	186,705
Middlesex Water Co.	2,816	60,234
National Fuel Gas Co.	11,369	781,732
New Jersey Resources Corp.	5,328	234,698
Northwest Natural Gas Co.	3,463	145,377
Piedmont Natural Gas Co., Inc.	9,920	326,170
PNM Resources, Inc.	10,627	240,489
Questar Corp.	23,848	536,342
RGC Resources, Inc.	2,040	37,597
SJW Corp.	2,006	56,208
South Jersey Industries, Inc.	4,404	257,986
Southwest Gas Corp.	5,916	295,800
UGI Corp.	15,389	602,172
Vectren Corp.	11,230	374,521
WGL Holdings, Inc.	6,800	290,428

		7,304,656

General Industrials — 1.2%
Actuant Corp., Class A	9,960	386,846
AEP Industries, Inc. (a)	727	54,023
Aptargroup, Inc.	8,856	532,511
Berry Plastics Group, Inc. (a)	10,989	219,450
Carlisle Cos., Inc.	8,623	606,111
Crown Holdings, Inc. (a)	19,394	819,978
Graphic Packaging Holding Co. (a)(b)	21,980	188,149
Greif, Inc., Class A	4,073	199,699
Harsco Corp.	10,880	270,912
Common Stocks	Shares	Value

General Industrials (concluded)
Landec Corp. (a)	4,143	$50,545
Multi-Color Corp.	1,996	67,724
Myers Industries, Inc.	3,712	74,648
Otter Tail Corp.	4,920	135,792
Packaging Corp. of America	13,463	768,603
Raven Industries, Inc.	5,087	166,396
Rexnord Corp. (a)	5,445	113,256
Rock-Tenn Co., Class A	9,817	994,168
Silgan Holdings, Inc.	5,943	279,321
Sonoco Products Co.	13,554	527,793
Trimas Corp. (a)	5,830	217,459
UFP Technologies, Inc. (a)	1,296	29,510

		6,702,894

General Retailers — 4.6%
1-800-Flowers.com, Inc., Class A (a)	3,545	17,477
Aaron's, Inc.	10,174	281,820
Advance Auto Parts, Inc.	9,913	819,607
Aéropostale, Inc. (a)	10,825	101,755
Amerco, Inc.	748	137,729
America's Car-Mart, Inc. (a)	1,198	54,042
American Eagle Outfitters, Inc.	23,168	324,120
American Public Education, Inc. (a)	2,636	99,641
ANN, Inc. (a)	6,372	230,794
Apollo Group, Inc., Class A (a)(c)	13,301	276,794
Asbury Automotive Group, Inc. (a)(b)	4,329	230,303
Ascena Retail Group, Inc. (a)	17,186	342,517
Autobytel, Inc. (a)	2,429	17,416
Barnes & Noble, Inc. (a)	5,246	67,883
Beacon Roofing Supply, Inc. (a)	6,692	246,734
bebe Stores, Inc.	4,568	27,819
Big 5 Sporting Goods Corp.	2,481	39,894
Big Lots, Inc. (a)	7,952	294,940
Blue Nile, Inc. (a)	1,880	76,948
Body Central Corp. (a)	2,692	16,421
The Bon-Ton Stores, Inc.	1,808	19,074
Books-A-Million, Inc. (a)	1,081	2,594
Bridgepoint Education, Inc. (a)	2,853	51,468
Bright Horizons Family Solutions, Inc. (a)	2,787	99,858
Brown Shoe Co., Inc.	5,574	130,822
The Buckle, Inc.	3,719	201,012
Build-A-Bear Workshop, Inc. (a)	2,503	17,471
Cabela's, Inc. (a)	6,411	404,085
Cache, Inc. (a)	2,040	12,158
Cambium Learning Group, Inc. (a)	2,677	4,123
Capella Education Co. (a)	1,605	90,779
Career Education Corp. (a)	7,907	21,823
Carriage Services, Inc.	2,523	48,946
Cato Corp., Class A	3,582	100,224

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	9

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

General Retailers (continued)
Chemed Corp.	2,511	$179,537
Chico's FAS, Inc.	21,683	361,239
The Children's Place Retail Stores, Inc. (a)	3,009	174,101
Christopher & Banks Corp. (a)	5,677	40,931
Citi Trends, Inc. (a)	2,119	37,040
Clean Energy Fuels Corp. (a)	10,199	130,343
Coldwater Creek, Inc. (a)	3,383	5,819
Collectors Universe	1,553	22,798
Conn's, Inc. (a)	3,469	173,589
Copart, Inc. (a)	15,184	482,699
Corinthian Colleges, Inc. (a)	10,420	22,820
CST Brands, Inc.	8,144	242,691
dELiA*s, Inc. (a)	5,289	6,400
Destination Maternity Corp.	1,715	54,537
Destination XL Group, Inc. (a)	6,144	39,752
Dick's Sporting Goods, Inc.	13,784	735,790
Dillard's, Inc., Class A	3,298	258,233
DSW, Inc., Class A	4,952	422,505
Education Management Corp. (a)	2,680	24,442
Express, Inc. (a)	12,212	288,081
The Finish Line, Inc., Class A	6,500	161,655
Five Below, Inc. (a)	5,411	236,731
Foot Locker, Inc.	20,043	680,259
Francesca's Holdings Corp. (a)	6,273	116,929
Fred's, Inc., Class A	4,252	66,544
Gaiam, Inc., Class A (a)	2,774	13,898
Geeknet, Inc. (a)	1,326	22,330
Genesco, Inc. (a)	3,247	212,938
Grand Canyon Education, Inc. (a)(b)	6,514	262,384
Group 1 Automotive, Inc.	2,827	219,601
Guess?, Inc.	7,994	238,621
Haverty Furniture Cos., Inc.	2,834	69,518
hhgregg, Inc. (a)(b)	2,267	40,602
Hibbett Sports, Inc. (a)	3,611	202,758
Hillenbrand, Inc.	8,554	234,123
HSN, Inc.	4,458	239,038
ITT Corp.	12,054	433,341
ITT Educational Services, Inc. (a)	2,613	81,003
Jos A Bank Clothiers, Inc. (a)	3,824	168,103
K12, Inc. (a)	3,872	119,567
KAR Auction Services, Inc.	12,683	357,787
Kirkland's, Inc. (a)	2,346	43,260
Learning Tree International, Inc. (a)	1,011	3,973
Liquidity Services, Inc. (a)(b)	3,637	122,058
Lithia Motors, Inc., Class A	3,117	227,416
Lumber Liquidators Holdings, Inc. (a)	3,834	408,896
Mac-Gray Corp.	1,350	19,656
MarineMax, Inc. (a)	3,753	45,787
Common Stocks	Shares	Value

General Retailers (continued)
Matthews International Corp., Class A	3,763	$143,295
The Men's Wearhouse, Inc.	6,039	205,628
Monro Muffler Brake, Inc.	4,079	189,633
Murphy USA, Inc. (a)	5,945	240,119
New York & Co., Inc. (a)	4,425	25,577
Office Depot, Inc. (a)	33,476	161,689
OfficeMax, Inc.	11,632	148,773
OpenTable, Inc. (a)	3,428	239,891
Outerwall, Inc. (a)	3,984	199,160
Overstock.com, Inc. (a)	2,247	66,668
Pacific Sunwear of California, Inc. (a)	5,536	16,608
PC Mall, Inc. (a)	1,516	14,099
Penske Automotive Group, Inc.	5,626	240,399
The Pep Boys-Manny Moe & Jack (a)	7,243	90,320
Perfumania Holdings, Inc. (a)	359	1,730
Pier 1 Imports, Inc.	14,605	285,090
Pricesmart, Inc.	2,423	230,767
The Providence Service Corp. (a)	1,733	49,720
RadioShack Corp. (a)	13,889	47,361
RealNetworks, Inc. (a)	5,210	44,598
Regis Corp.	5,392	79,155
Rent-A-Center, Inc.	6,863	261,480
Restoration Hardware Holdings, Inc. (a)	3,797	240,540
Rollins, Inc.	8,503	225,415
rue21, Inc. (a)	2,340	94,396
Rush Enterprises, Inc., Class A (a)	4,802	127,301
Saks, Inc. (a)	14,335	228,500
Sally Beauty Holdings, Inc. (a)	20,517	536,725
Sears Holdings Corp. (a)(b)	5,922	353,188
Service Corp. International	28,591	532,364
Shoe Carnival, Inc.	1,951	52,697
Shutterfly, Inc. (a)	5,536	309,352
Signet Jewelers Ltd.	10,800	773,820
Sonic Automotive, Inc., Class A	4,651	110,694
Sotheby's	9,323	458,039
Speed Commerce, Inc. (a)	6,676	21,897
Stage Stores, Inc.	4,261	81,811
Stamps.com, Inc. (a)	2,528	116,111
Standard Parking Corp. (a)	2,556	68,731
Stein Mart, Inc.	4,003	54,921
Stewart Enterprises, Inc., Class A	10,107	132,806
Strayer Education, Inc.	1,501	62,322
Susser Holdings Corp. (a)	2,584	137,340
Titan Machinery, Inc. (a)	2,259	36,302
Tractor Supply Co.	18,884	1,268,438
Trans World Entertainment Corp.	1,113	5,153
Tuesday Morning Corp. (a)	5,401	82,473
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,669	1,035,599
Valuevision Media, Inc., Class A (a)	6,432	27,979

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	10

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

General Retailers (concluded)
VCA Antech, Inc. (a)	12,110	$332,541
Weight Watchers International, Inc.	3,774	141,034
West Marine, Inc. (a)	2,322	28,328
The Wet Seal, Inc., Class A (a)	13,626	53,550
Williams-Sonoma, Inc.	12,085	679,177
Winmark Corp.	509	37,518
Zale Corp. (a)	4,709	71,577
Zumiez, Inc. (a)	3,125	86,047

		25,247,660

Health Care Equipment & Services — 4.8%
Abaxis, Inc.	2,946	124,027
ABIOMED, Inc. (a)	5,124	97,715
Acadia Healthcare Co., Inc. (a)(b)	5,166	203,695
Accretive Health, Inc. (a)	8,204	74,820
Accuray, Inc. (a)	9,827	72,622
Addus HomeCare Corp. (a)	1,177	34,098
Air Methods Corp.	4,936	210,274
Alere, Inc. (a)	10,654	325,693
Align Technology, Inc. (a)	9,697	466,620
Alliance HealthCare Services, Inc. (a)	1,815	50,257
Almost Family, Inc.	1,318	25,609
Alphatec Holdings, Inc. (a)	11,402	22,462
Amedisys, Inc. (a)	4,487	77,266
American Caresource Holdings, Inc. (a)	2,753	4,818
Amsurg Corp. (a)	4,510	179,047
Analogic Corp.	1,635	135,116
AngioDynamics, Inc. (a)	3,695	48,774
Anika Therapeutics, Inc. (a)	2,052	49,166
Antares Pharma, Inc. (a)	19,524	79,267
ArthroCare Corp. (a)	4,032	143,459
AtriCure, Inc. (a)	3,557	39,056
Atrion Corp.	236	61,072
Baxano Surgical, Inc. (a)	4,594	6,386
Bio-Rad Laboratories, Inc., Class A (a)	2,700	317,412
Bio-Reference Laboratories, Inc. (a)	3,588	107,209
Biolase, Inc. (a)	7,373	14,082
BioScrip, Inc. (a)	8,924	78,353
BioTelemetry, Inc. (a)	4,383	43,436
Bovie Medical Corp. (a)	3,326	9,379
Brookdale Senior Living, Inc. (a)	13,825	363,598
Bruker Corp. (a)	14,999	309,729
BSD Medical Corp. (a)	6,219	8,520
Cantel Medical Corp.	4,799	152,848
Capital Senior Living Corp. (a)	4,153	87,836
Cardica, Inc. (a)	8,577	11,150
Cardiovascular Systems, Inc. (a)	3,803	76,250
Celsion Corp. (a)(b)	13,075	15,036

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Centene Corp. (a)	7,487	$478,869
Cepheid, Inc. (a)(b)	9,403	367,093
Chindex International, Inc. (a)	1,937	33,026
CollabRx, Inc. (a)	1,314	5,072
Community Health Systems, Inc.	12,937	536,885
CONMED Corp.	3,772	128,210
The Cooper Cos., Inc.	6,683	866,718
Corvel Corp. (a)	1,831	67,692
Covance, Inc. (a)	7,668	662,975
CryoLife, Inc.	4,128	28,896
Cutera, Inc. (a)	2,916	25,952
Cyberonics, Inc. (a)	3,547	179,975
Cynosure, Inc., Class A (a)	2,956	67,426
Delcath Systems, Inc. (a)	12,121	3,973
DexCom, Inc. (a)(b)	9,431	266,237
Echo Therapeutics, Inc. (a)	2,662	7,347
Emeritus Corp. (a)(b)	5,781	107,122
Endologix, Inc. (a)	9,346	150,751
The Ensign Group, Inc.	2,880	118,397
Escalon Medical Corp. (a)	1,399	2,043
Exactech, Inc. (a)	1,661	33,469
Five Star Quality Care, Inc. (a)	6,068	31,372
Fluidigm Corp. (a)	4,160	91,270
Fonar Corp. (a)	2,767	15,966
GenMark Diagnostics, Inc. (a)	5,894	71,612
Gentiva Health Services, Inc. (a)	4,383	52,771
Haemonetics Corp. (a)(b)	7,161	285,581
Hanger, Inc. (a)	4,884	164,884
Hansen Medical, Inc. (a)	9,386	16,801
HCA Holdings, Inc.	36,465	1,558,879
Health Management Associates, Inc. (a)	35,746	457,549
Health Net, Inc. (a)	10,636	337,161
Healthcare Services Group, Inc.	9,497	244,643
HealthSouth Corp.	12,120	417,898
HealthStream, Inc. (a)(b)	3,012	114,095
Healthways, Inc. (a)	4,981	92,198
HeartWare International, Inc. (a)	2,174	159,159
Henry Schein, Inc. (a)	11,697	1,212,979
Hill-Rom Holdings, Inc.	7,871	282,018
HMS Holdings Corp. (a)(b)	12,190	262,207
Hologic, Inc. (a)(b)	36,925	762,501
Hooper Holmes, Inc. (a)	9,589	4,509
ICU Medical, Inc. (a)	1,917	130,222
IDEXX Laboratories, Inc. (a)	7,171	714,590
Insulet Corp. (a)	7,744	280,643
Integra LifeSciences Holdings Corp. (a)	2,869	115,477
Invacare Corp.	3,847	66,438
IPC The Hospitalist Co., Inc. (a)	2,473	126,148
Kindred Healthcare, Inc.	7,424	99,704
LCA-Vision, Inc. (a)	3,380	12,168
LHC Group, Inc. (a)	1,911	44,832

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	11

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
LifePoint Hospitals, Inc. (a)	6,340	$295,634
Magellan Health Services, Inc. (a)	3,543	212,438
MAKO Surgical Corp. (a)	6,498	191,756
Masimo Corp.	7,026	187,173
Medical Action Industries, Inc. (a)	2,870	19,057
MEDNAX, Inc. (a)	6,926	695,370
MELA Sciences, Inc. (a)	7,818	5,659
Meridian Bioscience, Inc.	6,000	141,900
Merit Medical Systems, Inc. (a)	5,748	69,723
Molina Healthcare, Inc. (a)	3,923	139,659
National Healthcare Corp.	1,049	49,586
Natus Medical, Inc. (a)	4,226	59,925
Navidea Biopharmaceuticals, Inc. (a)(b)	19,869	52,653
Neogen Corp. (a)	3,487	211,731
NeuroMetrix, Inc. (a)	2,033	3,354
NuVasive, Inc. (a)	6,411	157,005
NxStage Medical, Inc. (a)	8,285	109,031
Omnicell, Inc. (a)	5,227	123,775
OraSure Technologies, Inc. (a)	9,173	55,130
Orthofix International NV (a)	2,685	56,009
Owens & Minor, Inc.	8,151	281,943
PAREXEL International Corp. (a)	7,750	389,283
PharMerica Corp. (a)	4,070	54,009
Psychemedics Corp.	1,584	20,988
Quidel Corp. (a)	4,469	126,920
RadNet, Inc. (a)	4,638	11,178
ResMed, Inc. (b)	19,255	1,017,049
Retractable Technologies, Inc. (a)	3,653	11,361
Rochester Medical Corp. (a)	1,970	39,321
Rockwell Medical, Inc. (a)(b)	5,557	63,405
RTI Surgical, Inc. (a)	7,930	29,658
Select Medical Holdings Corp.	7,922	63,931
Sirona Dental Systems, Inc. (a)	7,774	520,314
Skilled Healthcare Group, Inc., Class A (a)	3,199	13,948
Solta Medical, Inc. (a)	10,992	22,863
Spectranetics Corp. (a)	6,170	103,533
Staar Surgical Co. (a)	4,234	57,328
Stereotaxis, Inc. (a)	2,320	7,726
STERIS Corp.	7,896	339,212
SurModics, Inc. (a)	2,203	52,387
Symmetry Medical, Inc. (a)	5,577	45,508
Synergetics USA, Inc. (a)	3,470	15,789
Team Health Holdings, Inc. (a)	9,734	369,308
Teleflex, Inc.	5,476	450,565
Theragenics Corp. (a)	5,558	12,116
ThermoGenesis Corp. (a)	5,823	6,172
Thoratec Corp. (a)	7,921	295,374
Triple-S Management Corp. (a)	2,788	51,271
Unilife Corp. (a)(b)	14,566	48,359
Universal American Corp.	4,074	31,044
Universal Health Services, Inc.	12,118	908,729
Common Stocks	Shares	Value

Health Care Equipment & Services (concluded)
Uroplasty, Inc. (a)	3,956	$13,094
US Physical Therapy, Inc.	1,843	57,280
Utah Medical Products, Inc.	671	39,884
Vanguard Health Systems, Inc. (a)	4,598	96,604
Vascular Solutions, Inc. (a)	2,929	49,207
Vision-Sciences, Inc. (a)	7,929	7,762
Volcano Corp. (a)	7,799	186,552
WellCare Health Plans, Inc. (a)	5,928	413,419
West Pharmaceutical Services, Inc.	9,354	384,917
Wright Medical Group, Inc. (a)	6,570	171,346

		26,207,785

Household Goods & Home Construction — 2.0%
ACCO Brands Corp. (a)	16,012	106,320
Bassett Furniture Industries, Inc.	1,614	26,131
Beazer Homes USA, Inc. (a)	3,794	68,292
Blount International, Inc. (a)	7,224	87,483
Blyth, Inc. (b)	1,165	16,112
Briggs & Stratton Corp.	6,323	127,219
Cavco Industries, Inc. (a)	1,041	59,285
Central Garden and Pet Co., Class A (a)	6,069	41,573
Church & Dwight Co., Inc.	18,563	1,114,708
Compx International, Inc.	1,034	13,421
Comstock Holdings Cos., Inc. (a)	3,135	5,674
Costa, Inc. (a)	1,676	31,878
The Dixie Group, Inc. (a)	2,113	23,539
Energizer Holdings, Inc.	8,445	769,762
Ethan Allen Interiors, Inc.	3,646	101,614
Flexsteel Industries, Inc.	965	24,096
Forward Industries, Inc. (a)	2,823	5,335
Herman Miller, Inc.	8,048	234,841
HNI Corp.	6,186	223,809
Hooker Furniture Corp.	1,876	28,046
Hovnanian Enterprises, Inc., Class A (a)	16,667	87,168
Interface, Inc.	8,255	163,779
iRobot Corp. (a)	4,094	154,221
Jarden Corp. (a)	16,093	778,901
KB Home	11,573	208,545
Kid Brands, Inc. (a)	2,042	3,002
Knoll, Inc.	6,865	116,293
La-Z-Boy, Inc.	7,430	168,735
Libbey, Inc. (a)	3,234	76,905
Lifetime Brands, Inc.	1,440	22,018
The LS Starrett Co., Class A	666	7,326
M/I Homes, Inc. (a)	3,598	74,191
MDC Holdings, Inc.	5,279	158,423
Meritage Homes Corp. (a)	4,763	204,571
Middleby Corp. (a)(b)	2,622	547,762
Mohawk Industries, Inc. (a)	8,325	1,084,331
National Presto Industries, Inc.	614	43,232
NVR, Inc. (a)	578	531,292

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	12

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Household Goods & Home Construction (concluded)
Oil-Dri Corp. of America	858	$28,949
The Ryland Group, Inc.	6,448	261,402
The Scotts Miracle-Gro Co., Class A	5,974	328,749
Select Comfort Corp. (a)(b)	7,826	190,563
Skyline Corp. (a)	880	4,374
Spectrum Brands Holdings, Inc.	2,867	188,763
Standard Pacific Corp. (a)	20,908	165,382
Stanley Furniture Co., Inc. (a)	2,178	8,080
Steelcase, Inc., Class A	8,484	141,004
Summer Infant, Inc. (a)	2,685	7,437
Taylor Morrison Home Corp. (a)	3,938	89,196
Tempur-Pedic International, Inc. (a)	8,469	372,297
Toll Brothers, Inc. (a)	20,812	674,933
Tupperware Brands Corp.	7,019	606,231
Virco Manufacturing Corp. (a)	2,505	5,110
WD-40 Co.	1,925	124,933

		10,737,236

Industrial Engineering — 2.9%
Accuride Corp. (a)	6,524	33,533
AGCO Corp.	12,218	738,212
Alamo Group, Inc.	983	48,079
Albany International Corp., Class A	3,800	136,306
Altra Holdings, Inc.	3,736	100,536
American Railcar Industries, Inc. (b)	1,245	48,841
Astec Industries, Inc.	2,338	84,074
The Babcock & Wilcox Co.	15,122	509,914
Broadwind Energy, Inc. (a)	2,781	21,775
Ceco Environmental Corp.	2,700	38,016
Chicago Rivet & Machine Co.	494	14,420
CIRCOR International, Inc.	2,488	154,704
CLARCOR, Inc.	6,535	362,889
Colfax Corp. (a)	12,186	688,387
Columbus McKinnon Corp. (a)	2,631	63,223
Commercial Vehicle Group, Inc. (a)	3,771	30,017
Crane Co.	6,577	405,604
Donaldson Co., Inc.	18,078	689,314
Douglas Dynamics, Inc.	3,444	50,730
Dynamic Materials Corp.	2,036	47,194
The Eastern Co.	1,114	18,013
Energy Recovery, Inc. (a)	6,860	49,735
EnPro Industries, Inc. (a)	2,957	178,041
Federal Signal Corp. (a)	8,990	115,701
Flow International Corp. (a)	8,299	33,113
Franklin Electric Co., Inc.	5,119	201,689
FreightCar America, Inc.	1,416	29,283
GATX Corp.	5,977	284,027
The Gorman-Rupp Co.	2,066	82,888
Graco, Inc.	8,369	619,808
Graham Corp.	1,679	60,662
Greenbrier Cos., Inc. (a)	3,320	82,104
Common Stocks	Shares	Value

Industrial Engineering (concluded)
H&E Equipment Services, Inc. (a)	4,583	$121,724
Hardinge, Inc.	1,772	27,377
Hurco Cos., Inc.	1,150	29,739
Hyster-Yale Materials Handling, Inc.	1,507	135,133
IDEX Corp.	11,000	717,750
John Bean Technologies Corp.	3,801	94,569
Kadant, Inc.	1,659	55,726
Kaydon Corp.	4,538	161,190
Kennametal, Inc.	10,442	476,155
Key Technology, Inc. (a)	998	13,862
Kimball International, Inc., Class B	4,154	46,068
Lincoln Electric Holdings, Inc.	11,063	737,017
Lindsay Corp.	1,780	145,284
Lydall, Inc. (a)	2,841	48,780
Manitex International, Inc. (a)	1,929	21,084
The Manitowoc Co., Inc.	18,412	360,507
Materion Corp.	2,942	94,321
Meritor, Inc. (a)	13,960	109,726
MFRI, Inc. (a)	1,344	15,348
Miller Industries, Inc.	1,717	29,155
Mine Safety Appliances Co.	4,262	219,962
Mueller Industries, Inc.	3,872	215,554
NACCO Industries, Inc., Class A	799	44,281
Navistar International Corp. (a)	9,369	341,781
NN, Inc.	2,599	40,440
Nordson Corp.	8,148	599,937
Oshkosh Corp. (a)	11,883	582,029
PMFG, Inc. (a)	2,778	20,557
Proto Labs, Inc. (a)	3,048	232,837
Spartan Motors, Inc.	4,844	29,403
SPX Corp.	6,091	515,542
Standex International Corp.	1,709	101,515
Sun Hydraulics Corp.	3,528	127,890
Sypris Solutions, Inc.	1,348	4,206
Tecumseh Products Co., Class A (a)	2,544	22,769
Tennant Co.	2,482	153,884
Terex Corp. (a)(b)	15,175	509,880
Timken Co.	10,748	649,179
The Toro Co.	7,815	424,745
Trinity Industries, Inc.	10,612	481,254
Twin Disc, Inc.	1,243	32,480
Wabash National Corp. (a)	9,861	114,979
Wabtec Corp.	13,095	823,283
Woodward, Inc.	8,017	327,334

		16,077,068

Industrial Metals & Mining — 0.6%
AK Steel Holding Corp. (a)	20,404	76,515
Ampco-Pittsburgh Corp.	1,402	25,124
Carpenter Technology Corp.	7,213	419,148
Century Aluminum Co. (a)	7,401	59,578

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	13

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrial Metals & Mining (concluded)
Commercial Metals Co.	15,632	$264,962
Friedman Industries, Inc.	2,276	22,760
Globe Specialty Metals, Inc.	9,299	143,298
Handy & Harman Ltd. (a)	1,143	27,283
Haynes International, Inc.	1,758	79,690
Horsehead Holding Corp. (a)	6,871	85,613
Kaiser Aluminum Corp.	2,545	181,331
McEwen Mining, Inc. (a)	34,467	82,721
Noranda Aluminum Holding Corp.	9,320	22,927
Olympic Steel, Inc.	1,473	40,920
Reliance Steel & Aluminum Co.	10,421	763,547
RTI International Metals, Inc. (a)	4,535	145,301
Steel Dynamics, Inc.	29,990	501,133
Synalloy Corp.	1,242	20,344
Universal Stainless & Alloy (a)	1,208	39,296
Uranium Energy Corp. (a)	15,283	34,387
Uranium Resources, Inc. (a)	3,876	9,496
USEC, Inc. (a)(b)	1,471	15,475
Worthington Industries, Inc.	7,301	251,373

		3,312,222

Industrial Transportation — 1.3%
Air Lease Corp.	10,492	290,209
Air Transport Services Group, Inc. (a)	7,365	55,164
Aircastle Ltd.	8,609	149,883
Arkansas Best Corp.	3,314	85,070
Atlas Air Worldwide Holdings, Inc. (a)	3,362	155,022
Baltic Trading Ltd.	3,300	16,137
CAI International, Inc. (a)	2,583	60,107
Celadon Group, Inc.	3,250	60,678
Con-way, Inc.	7,538	324,813
Covenant Transportation Group, Inc., Class A (a)	1,373	8,705
Eagle Bulk Shipping, Inc. (a)	2,951	21,188
Echo Global Logistics, Inc. (a)	2,430	50,884
Forward Air Corp.	4,012	161,884
Genco Shipping & Trading Ltd. (a)(b)	5,814	22,849
Genesee & Wyoming, Inc., Class A (a)(b)	5,872	545,920
Heartland Express, Inc.	5,902	83,749
Hub Group, Inc., Class A (a)(b)	4,720	185,166
International Shipholding Corp.	854	23,434
JB Hunt Transport Services, Inc.	12,241	892,736
Kirby Corp. (a)	7,758	671,455
Knight Transportation, Inc.	7,831	129,368
Landstar System, Inc.	6,009	336,384
Marten Transport Ltd.	3,054	52,376
Matson, Inc.	5,631	147,701
Old Dominion Freight Line, Inc. (a)	9,565	439,894
Pacer International, Inc. (a)	4,839	29,953

Common Stocks	Shares	Value

Industrial Transportation (concluded)
PAM Transportation Services, Inc.	568	$9,934
Patriot Transportation Holding, Inc. (a)	1,004	33,965
PHH Corp. (a)	7,431	176,412
Quality Distribution, Inc. (a)	4,372	40,397
Rand Logistics, Inc. (a)	3,143	15,338
Roadrunner Transportation Systems, Inc. (a)	3,695	104,347
Saia, Inc. (a)	3,489	108,787
Swift Transportation Co. (a)	15,233	307,554
TAL International Group, Inc.	4,696	219,444
Teekay Corp.	5,197	222,172
Textainer Group Holdings Ltd.	2,251	85,245
Universal Truckload Services, Inc.	800	21,328
USA Truck, Inc. (a)	1,407	12,607
UTI Worldwide, Inc.	12,280	185,551
Werner Enterprises, Inc.	5,527	128,945
Wesco Aircraft Holdings, Inc. (a)(b)	5,818	121,771
Willis Lease Finance Corp. (a)	918	14,440
World Fuel Services Corp.	9,949	371,197
XPO Logistics, Inc. (a)	4,287	92,899
YRC Worldwide, Inc. (a)	1,657	27,970

		7,301,032

Leisure Goods — 0.8%
Activision Blizzard, Inc.	57,681	961,542
Arctic Cat, Inc.	1,940	110,677
Black Diamond, Inc. (a)	3,595	43,715
Brunswick Corp.	12,427	495,962
Callaway Golf Co.	9,696	69,036
Drew Industries, Inc.	2,994	136,347
DTS, Inc. (a)	2,890	60,690
Emerson Radio Corp. (a)	3,000	5,640
Escalade, Inc.	1,740	14,981
Glu Mobile, Inc. (a)(b)	10,126	28,252
JAKKS Pacific, Inc.	2,078	9,330
Koss Corp.	1,133	5,778
LeapFrog Enterprises, Inc. (a)	8,497	80,042
Majesco Entertainment Co. (a)	6,877	3,782
Marine Products Corp.	2,337	21,220
Nautilus, Inc. (a)	4,428	31,970
Polaris Industries, Inc.	8,709	1,125,029
Pool Corp.	6,199	347,950
RealD, Inc. (a)	6,631	46,417
Skullcandy, Inc. (a)	2,997	18,521
Take-Two Interactive Software, Inc. (a)(b)	12,547	227,854
Thor Industries, Inc.	6,048	351,026
TiVo, Inc. (a)	17,996	223,870
Universal Electronics, Inc. (a)	2,405	86,652
Winnebago Industries, Inc. (a)	4,178	108,461

		4,614,744

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	14

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Life Insurance — 0.5%
American Equity Investment Life Holding Co.	8,930	$189,495
Amerisafe, Inc.	2,933	104,151
Atlantic American Corp.	1,636	6,593
Citizens, Inc. (a)	6,559	56,670
CNO Financial Group, Inc.	30,235	435,384
eHealth, Inc. (a)	2,736	88,263
Employers Holdings, Inc.	4,403	130,945
FBL Financial Group, Inc., Class A	1,366	61,333
Independence Holding Co.	1,624	23,191
Kansas City Life Insurance Co.	413	18,263
National Western Life Insurance Co., Class A	301	60,733
The Phoenix Cos., Inc. (a)	801	30,975
Primerica, Inc.	7,456	300,775
Protective Life Corp.	10,601	451,072
StanCorp Financial Group, Inc.	5,916	325,498
Symetra Financial Corp.	12,491	222,590

		2,505,931

Media — 4.0%
Acxiom Corp. (a)	10,220	290,146
AH Belo Corp.	3,599	28,252
AMC Networks, Inc., Class A (a)	8,239	564,207
Ascent Capital Group, Inc., Class A (a)	1,799	145,035
Avid Technology, Inc. (a)	4,258	25,548
Bankrate, Inc. (a)	6,298	129,550
Beasley Broadcasting Group, Inc., Class A	1,165	10,124
Belo Corp., Class A	12,859	176,168
Charter Communications, Inc., Class A (a)	9,160	1,234,402
Clear Channel Outdoor Holdings, Inc., Class A (a)	5,342	43,804
ComScore, Inc. (a)	5,204	150,760
Constant Contact, Inc. (a)	4,477	106,060
Courier Corp.	1,791	28,334
Crown Media Holdings, Inc., Class A (a)	6,152	18,948
CSS Industries, Inc.	1,351	32,437
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	11,226	59,498
Demand Media, Inc. (a)	7,219	45,624
Digital Generation, Inc. (a)	3,374	43,626
DISH Network Corp., Class A	28,523	1,283,820
Dolby Laboratories, Inc., Class A	6,771	233,667
DreamWorks Animation SKG, Inc. (a)	9,733	277,001
Emmis Communications Corp., Class A (a)	5,070	13,638
Entercom Communications Corp., Class A (a)	2,831	24,856
Common Stocks	Shares	Value

Media (continued)
Entravision Communications Corp., Class A	10,092	$59,543
EW Scripps Co. (a)	4,406	80,850
FactSet Research Systems, Inc.	5,468	596,559
Gray Television, Inc. (a)	7,076	55,547
Groupon, Inc. (a)	51,957	582,438
Harte-Hanks, Inc.	6,369	56,238
Hollywood Media Corp. (a)	10,217	16,143
IHS, Inc., Class A (a)(b)	8,411	960,368
John Wiley & Sons, Inc., Class A	6,132	292,435
Journal Communications, Inc., Class A (a)	5,884	50,308
Lamar Advertising Co., Class A (a)	8,893	418,238
Liberty Global PLC, Class A (a)	51,068	4,052,246
Liberty Interactive Corp., Class A (a)	66,049	1,550,170
Liberty Media Corp., Class A (a)	14,367	2,114,104
Liberty Ventures (a)	5,213	459,630
Live Nation Entertainment, Inc. (a)	19,385	359,592
Local Corp. (a)	8,487	16,465
Marchex, Inc., Class B	3,496	25,451
Martha Stewart Living Omnimedia, Class A (a)	6,396	14,711
The McClatchy Co., Class A (a)	10,065	30,195
Media General, Inc., Class A (a)	3,569	50,894
Mediabistro, Inc. (a)	3,207	4,746
Meredith Corp.	5,038	239,910
Morningstar, Inc.	2,932	232,390
National CineMedia, Inc.	8,458	159,518
New York Times Co., Class A (a)	17,854	224,425
Nexstar Broadcasting Group, Inc., Class A	4,017	178,777
Pandora Media, Inc. (a)	19,226	483,149
PDI, Inc. (a)	2,543	12,257
QuinStreet, Inc. (a)	5,399	51,021
Radio One, Inc., Class D (a)	4,466	12,013
Saga Communications, Inc., Class A	800	35,504
Salem Communications Corp., Class A	1,860	15,401
Schawk, Inc.	1,909	28,330
Scholastic Corp.	3,246	92,998
Sinclair Broadcast Group, Inc., Class A	10,136	339,759
Sirius XM Radio, Inc.	428,254	1,657,343
Spanish Broadcasting System, Inc. (a)	1,491	6,053
SPAR Group, Inc. (a)	3,165	5,792
Starz, Class A (a)	13,148	369,853
TechTarget, Inc. (a)	3,880	19,361
TheStreet, Inc. (a)	9,587	20,037
Valassis Communications, Inc.	5,344	154,335
Value Line, Inc.	1,380	12,185

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	15

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Media (concluded)
ValueClick, Inc. (a)	10,165	$211,940
WebMD Health Corp. (a)	7,311	209,095
XO Group, Inc. (a)	4,919	63,553
Yelp, Inc. (a)	4,972	329,047

		21,976,422

Mining — 0.4%
Allied Nevada Gold Corp. (a)	16,054	67,106
Alpha Natural Resources, Inc. (a)	30,961	184,528
AMCOL International Corp.	3,464	113,204
Arch Coal, Inc.	29,521	121,331
Cloud Peak Energy, Inc. (a)	8,720	127,922
Coeur Mining, Inc. (a)	15,316	184,558
Compass Minerals International, Inc.	4,572	348,706
General Moly, Inc. (a)	12,175	20,089
Golden Minerals Co. (a)(b)	9,302	8,837
Hecla Mining Co.	51,715	162,385
James River Coal Co. (a)	5,927	11,735
Molycorp, Inc. (a)(b)	19,580	128,445
Royal Gold, Inc.	9,301	452,587
Solitario Exploration & Royalty Corp. (a)	15,315	13,247
Stillwater Mining Co. (a)	17,161	188,943
SunCoke Energy, Inc. (a)	10,198	173,366
Timberline Resources Corp. (a)(b)	15,011	2,867
Walter Energy, Inc. (b)	8,811	123,618
Westmoreland Coal Co. (a)	3,400	44,812

		2,478,286

Mobile Telecommunications — 0.7%
Atlantic Tele-Network, Inc.	1,389	72,409
Iridium Communications, Inc. (a)	8,740	60,131
Leap Wireless International, Inc. (a)	7,910	124,899
NII Holdings, Inc. (a)(b)	23,656	143,592
NTELOS Holdings Corp.	2,487	46,756
ORBCOMM, Inc. (a)	6,778	35,720
SBA Communications Corp., Class A (a)	17,620	1,417,705
Shenandoah Telecommunications Co.	3,273	78,879
Sprint Corp. (a)	118,680	737,003
T-Mobile US, Inc. (a)	24,879	646,108
Telephone & Data Systems, Inc.	12,665	374,251
United States Cellular Corp.	1,391	63,332
USA Mobility, Inc.	3,353	47,478

		3,848,263

Nonlife Insurance — 3.3%
Alleghany Corp. (a)	2,298	941,376
Allied World Assurance Co. Holdings AG	4,590	456,200
Common Stocks	Shares	Value

Nonlife Insurance (continued)
Ambac Financial Group, Inc. (a)	7,253	$131,569
American Financial Group, Inc.	9,474	512,164
American National Insurance Co.	486	47,647
American Safety Insurance Holdings Ltd. (a)	1,592	48,078
Amtrust Financial Services, Inc.	4,263	166,513
Arch Capital Group Ltd. (a)	15,865	858,772
Argo Group International Holdings Ltd.	3,602	154,454
Arthur J Gallagher & Co.	17,190	750,344
Aspen Insurance Holdings Ltd.	8,979	325,848
Assured Guaranty Ltd.	23,008	431,400
Axis Capital Holdings Ltd.	14,224	616,041
Baldwin & Lyons, Inc., Class B	1,436	35,010
Brown & Brown, Inc.	15,927	511,257
CNA Financial Corp.	3,047	116,334
Donegal Group, Inc., Class A	1,498	20,957
Eastern Insurance Holdings, Inc.	1,572	38,373
EMC Insurance Group, Inc.	901	27,192
Endurance Specialty Holdings Ltd.	5,933	318,721
Enstar Group Ltd. (a)	1,215	165,969
Erie Indemnity Co., Class A	3,418	247,703
Everest Re Group Ltd.	6,452	938,185
Federated National Holding Co.	2,346	22,334
First Acceptance Corp. (a)	1,327	2,322
First American Financial Corp.	14,459	352,077
Global Indemnity PLC (a)	1,596	40,634
Greenlight Capital Re Ltd. (a)	4,382	124,624
The Hanover Insurance Group, Inc.	5,854	323,843
HCC Insurance Holdings, Inc.	13,544	593,498
Hilltop Holdings, Inc. (a)	9,149	169,257
Horace Mann Educators Corp.	5,497	156,005
Infinity Property & Casualty Corp.	1,610	104,006
Kemper Corp.	6,820	229,152
Life Partners Holdings, Inc.	2,288	5,034
Maiden Holdings Ltd.	7,487	88,422
Markel Corp. (a)	1,916	992,047
MBIA, Inc. (a)	19,843	202,994
Meadowbrook Insurance Group, Inc.	6,607	42,946
Mercury General Corp.	3,553	171,645
Montpelier Re Holdings Ltd.	6,545	170,497
National Interstate Corp.	2,572	71,527
The Navigators Group, Inc. (a)	1,553	89,717
Old Republic International Corp.	33,089	509,571
OneBeacon Insurance Group Ltd.	2,550	37,638
PartnerRe Ltd.	6,793	621,831
Platinum Underwriters Holdings Ltd.	3,935	235,038
ProAssurance Corp.	8,327	375,215
Reinsurance Group of America, Inc.	9,455	633,390
RenaissanceRe Holdings Ltd.	6,001	543,271

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	16

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Nonlife Insurance (concluded)
RLI Corp.	2,417	$211,294
Safety Insurance Group, Inc.	1,861	98,577
Selective Insurance Group, Inc.	7,554	185,073
State Auto Financial Corp.	2,216	46,403
Tower Group International Ltd.	5,468	38,276
United Fire Group, Inc.	3,007	91,623
Universal Insurance Holdings, Inc.	4,795	33,805
Validus Holdings Ltd.	14,185	524,561
White Mountains Insurance Group Ltd.	731	414,930
Willis Group Holdings PLC	23,386	1,013,315
WR Berkley Corp.	14,680	629,185

		18,055,684

Oil & Gas Producers — 3.3%
Abraxas Petroleum Corp. (a)	17,096	43,937
Adams Resources & Energy, Inc.	350	19,429
Alon USA Energy, Inc.	3,199	32,662
Apco Oil and Gas International, Inc. (a)	2,781	39,657
Approach Resources, Inc. (a)	5,283	138,837
Barnwell Industries, Inc. (a)	1,930	6,659
Berry Petroleum Co., Class A	6,825	294,362
Bill Barrett Corp. (a)	7,065	177,402
Bonanza Creek Energy, Inc. (a)	4,298	207,421
BPZ Resources, Inc. (a)	16,813	32,785
Brenham Oil & Gas Corp. (a)	5,673	115
Callon Petroleum Co. (a)	7,061	38,624
Carrizo Oil & Gas, Inc. (a)	5,415	202,034
Cheniere Energy, Inc. (a)	30,733	1,049,225
Cimarex Energy Co.	11,823	1,139,737
Clayton Williams Energy, Inc. (a)	978	51,316
Cobalt International Energy, Inc. (a)	40,640	1,010,310
Comstock Resources, Inc.	6,793	108,077
Concho Resources, Inc. (a)	14,389	1,565,667
Contango Oil & Gas Co.	1,998	73,426
Continental Resources, Inc. (a)	5,939	637,017
CVR Energy, Inc.	2,312	89,058
Delek US Holdings, Inc.	5,049	106,483
Diamondback Energy, Inc. (a)	5,772	246,118
Double Eagle Petroleum Co. (a)	3,643	10,929
Emerald Oil, Inc. (a)	6,985	50,222
Endeavour International Corp. (a)	7,465	39,938
Energen Corp.	9,867	753,740
Energy XXI Bermuda Ltd.	10,502	317,160
EPL Oil & Gas, Inc. (a)	5,002	185,624
Era Group, Inc. (a)	2,655	72,163
Evolution Petroleum Corp. (a)	4,469	50,321
EXCO Resources, Inc.	19,789	133,378
Forest Oil Corp. (a)(b)	18,168	110,825
FX Energy, Inc. (a)	9,256	31,841
Gastar Exploration Ltd. (a)	10,171	40,175
Common Stocks	Shares	Value

Oil & Gas Producers (concluded)
Goodrich Petroleum Corp. (a)	4,029	$97,864
Gulfport Energy Corp. (a)	10,784	693,843
Halcon Resources Corp. (a)(b)	35,807	158,625
Harvest Natural Resources, Inc. (a)	6,605	35,337
HollyFrontier Corp.	27,302	1,149,687
Houston American Energy Corp. (a)	5,104	1,480
Hyperdynamics Corp. (a)(b)	4,070	17,989
Isramco, Inc. (a)	280	34,706
Kodiak Oil & Gas Corp. (a)	37,566	453,046
Laredo Petroleum Holdings, Inc. (a)	8,565	254,209
Magellan Petroleum Corp. (a)	11,405	11,747
Magnum Hunter Resources Corp. (a)	24,283	149,826
Miller Energy Resources, Inc. (a)	5,921	42,986
Northern Oil and Gas, Inc. (a)	8,848	127,677
Oasis Petroleum, Inc. (a)	12,582	618,154
Pacific Ethanol, Inc. (a)(b)	2,106	7,392
Panhandle Oil and Gas, Inc.	1,509	42,675
PBF Energy, Inc.	5,845	131,220
PDC Energy, Inc. (a)	5,119	304,785
Penn Virginia Corp. (a)	7,967	52,981
PetroQuest Energy, Inc. (a)	10,144	40,677
Pioneer Energy Services Corp. (a)	8,817	66,216
PostRock Energy Corp. (a)	4,012	5,175
Quicksilver Resources, Inc. (a)	21,639	42,629
Resolute Energy Corp. (a)	9,529	79,662
Rex Energy Corp. (a)	6,538	145,797
Rosetta Resources, Inc. (a)	8,587	467,648
SandRidge Energy, Inc. (a)	49,959	292,760
SemGroup Corp., Class A	6,097	347,651
SM Energy Co.	9,331	720,260
Stone Energy Corp. (a)	7,106	230,448
Swift Energy Co. (a)	6,273	71,638
Syntroleum Corp. (a)	2,214	10,207
Targa Resources Corp.	4,037	294,540
Ultra Petroleum Corp. (a)	21,558	443,448
US Energy Corp.- Wyoming (a)	4,911	10,362
Vaalco Energy, Inc. (a)	9,563	53,362
W&T Offshore, Inc.	4,881	86,491
Warren Resources, Inc. (a)	12,238	35,857
Western Refining, Inc.	7,692	231,068
Whiting Petroleum Corp. (a)	16,431	983,395
ZaZa Energy Corp. (a)	10,759	12,373
Zion Oil & Gas, Inc. (a)(b)	7,265	12,351

		18,176,918

Oil Equipment, Services & Distribution — 3.0%
Atwood Oceanics, Inc. (a)(b)	7,920	435,917
Basic Energy Services, Inc. (a)	4,120	52,077
Bolt Technology Corp.	1,869	33,735
Bristow Group, Inc.	4,799	349,175

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	17

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil Equipment, Services & Distribution (continued)
C&J Energy Services, Inc. (a)	6,584	$132,207
Cal Dive International, Inc. (a)(b)	15,785	32,359
CARBO Ceramics, Inc.	2,719	269,480
Chart Industries, Inc. (a)	4,159	511,723
Core Laboratories NV	6,220	1,052,486
Crosstex Energy, Inc.	6,300	131,607
Dawson Geophysical Co. (a)	1,311	42,568
DHT Holdings, Inc.	1,787	7,809
Dresser-Rand Group, Inc. (a)	10,464	652,954
Dril-Quip, Inc. (a)	5,603	642,944
Exterran Holdings, Inc. (a)	8,050	221,939
Flotek Industries, Inc. (a)	6,726	154,698
Forbes Energy Services Ltd. (a)	2,153	10,033
Forum Energy Technologies, Inc. (a)	6,336	171,135
Geospace Technologies Corp. (a)	1,919	161,772
Global Geophysical Services, Inc. (a)	3,728	10,103
Gulf Island Fabrication, Inc.	1,641	40,221
Gulfmark Offshore, Inc., Class A	3,326	169,260
Helix Energy Solutions Group, Inc. (a)(b)	13,650	346,301
Hercules Offshore, Inc. (a)	22,516	165,943
Hornbeck Offshore Services, Inc. (a)	4,539	260,720
ION Geophysical Corp. (a)	17,831	92,721
Key Energy Services, Inc. (a)	17,799	129,755
Matrix Service Co. (a)	3,779	74,144
McDermott International, Inc. (a)	31,915	237,128
Mitcham Industries, Inc. (a)	2,171	33,195
MRC Global, Inc. (a)	13,963	374,208
Natural Gas Services Group, Inc. (a)	2,116	56,751
Newpark Resources, Inc. (a)	12,612	159,668
Oceaneering International, Inc.	14,670	1,191,791
OGE Energy Corp.	26,994	974,213
Oil States International, Inc. (a)	7,540	780,088
Parker Drilling Co. (a)	16,843	96,005
Patterson-UTI Energy, Inc.	19,732	421,870
PHI, Inc. (a)	1,880	70,895
RPC, Inc.	8,158	126,204
SEACOR Holdings, Inc.	2,497	225,829
Superior Energy Services, Inc. (a)	21,689	543,093
Tesco Corp. (a)	4,428	73,372
TETRA Technologies, Inc. (a)	11,134	139,509
TGC Industries, Inc.	3,875	30,574
Tidewater, Inc.	6,621	392,559
Transocean Ltd.	45,661	2,031,915
Unit Corp. (a)	5,960	277,080
Weatherford International Ltd. (a)(b)	104,018	1,594,596

Common Stocks	Shares	Value

Oil Equipment, Services & Distribution (concluded)
Willbros Group, Inc. (a)	5,839	$53,602

		16,239,931

Personal Goods — 1.8%
American Apparel, Inc. (a)	10,384	13,499
Carter's, Inc.	8,119	616,151
Charles & Colvard Ltd. (a)	3,094	21,689
Cherokee, Inc.	1,737	22,598
Columbia Sportswear Co.	1,524	91,791
Coty, Inc., Class A (a)	7,872	127,605
Crocs, Inc. (a)	12,177	165,729
Culp, Inc.	1,368	25,595
Deckers Outdoor Corp. (a)	4,800	316,416
Delta Apparel, Inc. (a)	1,207	19,988
Elizabeth Arden, Inc. (a)	3,510	129,589
The Female Health Co.	4,108	40,546
Fifth & Pacific Cos., Inc. (a)	16,901	424,722
G-III Apparel Group Ltd. (a)	2,309	126,048
Hanesbrands, Inc.	13,507	841,621
Helen of Troy Ltd. (a)	4,075	180,115
Iconix Brand Group, Inc. (a)	7,448	247,423
Inter Parfums, Inc.	2,269	68,047
Joe's Jeans, Inc. (a)	9,399	10,057
The Jones Group, Inc.	10,329	155,038
Lakeland Industries, Inc. (a)	913	4,930
Lululemon Athletica, Inc. (a)	14,429	1,054,616
Maidenform Brands, Inc. (a)	3,365	79,044
Michael Kors Holdings Ltd. (a)	24,408	1,818,884
Movado Group, Inc.	2,451	107,231
Nu Skin Enterprises, Inc., Class A	8,023	768,122
Orchids Paper Products Co.	1,530	42,335
Oxford Industries, Inc.	1,964	133,513
Perry Ellis International, Inc.	1,655	31,180
Quiksilver, Inc. (a)	17,793	125,085
Revlon, Inc., Class A (a)	1,803	50,069
RG Barry Corp.	1,650	31,202
Rocky Brands, Inc.	1,306	22,737
Skechers U.S.A., Inc., Class A (a)	5,526	171,914
Steven Madden Ltd. (a)	5,526	297,465
Superior Uniform Group, Inc.	918	11,493
Tandy Brands Accessories, Inc. (a)	1,401	771
Tumi Holdings, Inc. (a)(b)	6,768	136,375
Under Armour, Inc., Class A (a)	10,990	873,156
Unifi, Inc. (a)	2,314	54,055
Vera Bradley, Inc. (a)	3,075	63,222
Weyco Group, Inc.	684	19,371
Wolverine World Wide, Inc.	6,829	397,653

		9,938,690

Pharmaceuticals & Biotechnology — 4.8%
Aastrom Biosciences, Inc. (a)	10,040	2,781
ACADIA Pharmaceuticals, Inc. (a)	10,856	298,214
Achillion Pharmaceuticals, Inc. (a)	14,141	42,706

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	18

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Acorda Therapeutics, Inc. (a)(b)	6,046	$207,257
Acura Pharmaceuticals, Inc. (a)	7,772	14,767
Aegerion Pharmaceuticals, Inc. (a)(b)	3,506	300,499
Affymetrix, Inc. (a)	11,046	68,485
Agenus, Inc. (a)	6,342	17,567
Akorn, Inc. (a)	10,198	200,697
Albany Molecular Research, Inc. (a)	3,556	45,837
Alexza Pharmaceuticals, Inc. (a)	3,779	19,348
Alkermes PLC (a)	18,900	635,418
Alnylam Pharmaceuticals, Inc. (a)	7,446	476,618
AMAG Pharmaceuticals, Inc. (a)	3,282	70,497
Amicus Therapeutics, Inc. (a)	7,044	16,342
Ampio Pharmaceuticals, Inc. (a)(b)	5,597	41,978
Anacor Pharmaceuticals, Inc. (a)	5,034	53,461
ANI Pharmaceuticals, Inc. (a)	2,161	21,113
Anthera Pharmaceuticals, Inc. (a)	3,561	14,315
Apricus Biosciences, Inc. (a)(b)	8,686	18,154
ARCA Biopharma, Inc. (a)	2,942	4,678
Arena Pharmaceuticals, Inc. (a)(b)	31,907	168,150
Ariad Pharmaceuticals, Inc. (a)	26,049	479,302
Arqule, Inc. (a)	12,089	28,167
Array BioPharma, Inc. (a)	15,510	96,472
Astex Pharmaceuticals (a)	13,382	113,479
Auxilium Pharmaceuticals, Inc. (a)	6,710	122,323
AVANIR Pharmaceuticals, Inc. (a)	22,852	96,892
AVEO Pharmaceuticals, Inc. (a)	11,834	24,496
BioCryst Pharmaceuticals, Inc. (a)	8,707	63,387
Biodel, Inc. (a)	3,259	10,266
BioDelivery Sciences International, Inc. (a)	5,856	31,798
BioMarin Pharmaceutical, Inc. (a)	19,341	1,396,807
Biota Pharmaceuticals, Inc.	5,533	23,128
Biotime, Inc. (a)	8,074	30,681
Cadence Pharmaceuticals, Inc. (a)	10,013	63,182
Cel-Sci Corp. (a)	2,300	3,910
Cell Therapeutics, Inc. (a)	20,593	33,773
Celldex Therapeutics, Inc. (a)	11,618	411,626
Cerus Corp. (a)	10,782	72,347
Charles River Laboratories International, Inc. (a)	7,093	328,122
Chelsea Therapeutics International Ltd. (a)	11,826	35,596
Cleveland Biolabs, Inc. (a)	11,246	17,544
Clovis Oncology, Inc. (a)	2,935	178,389
Columbia Laboratories, Inc. (a)	2,326	16,910
Corcept Therapeutics, Inc. (a)	14,670	23,325
Coronado Biosciences, Inc. (a)	4,471	31,386
Cubist Pharmaceuticals, Inc. (a)	9,269	589,045
Cumberland Pharmaceuticals, Inc. (a)	2,354	10,664
Curis, Inc. (a)	14,118	62,966
Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Cytokinetics, Inc. (a)	4,729	$35,893
Cytori Therapeutics, Inc. (a)	11,917	27,767
CytRx Corp. (a)	5,159	16,664
Dendreon Corp. (a)(b)	24,349	71,343
Depomed, Inc. (a)	9,028	67,529
Discovery Laboratories, Inc. (a)(b)	10,275	20,139
Durect Corp. (a)	15,409	20,648
Dyax Corp. (a)	17,994	123,439
Dynavax Technologies Corp. (a)	30,799	36,959
Emergent Biosolutions, Inc. (a)	4,735	90,202
Endo Health Solutions, Inc. (a)	15,760	716,134
Endocyte, Inc. (a)	4,496	59,932
Entremed, Inc. (a)	5,780	10,115
Enzo Biochem, Inc. (a)	8,028	20,231
Enzon Pharmaceuticals, Inc.	8,825	14,826
Exact Sciences Corp. (a)	10,709	126,473
Exelixis, Inc. (a)	25,967	151,128
Furiex Pharmaceuticals, Inc. (a)	1,266	55,691
Galena Biopharma, Inc. (a)(b)	18,719	42,492
Genomic Health, Inc. (a)	2,801	85,655
GenVec, Inc. (a)	3,691	4,688
Geron Corp. (a)	21,220	71,087
GTx, Inc. (a)	6,734	13,535
Halozyme Therapeutics, Inc. (a)	14,099	155,653
Harvard Bioscience, Inc. (a)	5,660	29,772
Hemispherx Biopharma, Inc. (a)	9,683	2,276
Hi-Tech Pharmacal Co., Inc.	1,668	71,974
Idenix Pharmaceuticals, Inc. (a)	15,548	81,005
Idera Pharmaceuticals, Inc. (a)	9,339	16,250
Illumina, Inc. (a)	17,101	1,382,274
Immunogen, Inc. (a)	12,231	208,172
Immunomedics, Inc. (a)	12,531	77,567
Impax Laboratories, Inc. (a)	8,975	184,077
Incyte Corp. (a)	19,137	730,077
Infinity Pharmaceuticals, Inc. (a)	6,394	111,575
Inovio Pharmaceuticals, Inc. (a)(b)	27,844	57,637
Insmed, Inc. (a)	5,313	82,936
InterMune, Inc. (a)	12,133	186,484
Ironwood Pharmaceuticals, Inc. (a)	15,282	181,092
Isis Pharmaceuticals, Inc. (a)(b)	16,096	604,244
Jazz Pharmaceuticals PLC (a)	7,369	677,727
Keryx Biopharmaceuticals, Inc. (a)	12,428	125,523
Lexicon Pharmaceuticals, Inc. (a)	36,881	87,408
Ligand Pharmaceuticals, Inc., Class B (a)	3,101	134,211
Luminex Corp. (a)	5,834	116,680
Mallinckrodt PLC (a)	7,850	346,106
MannKind Corp. (a)(b)	25,152	143,366
Maxygen, Inc. (a)	8,041	241
The Medicines Co. (a)	8,763	293,736
Medivation, Inc. (a)	10,548	632,247
Momenta Pharmaceuticals, Inc. (a)	7,037	101,262

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	19

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Myriad Genetics, Inc. (a)(b)	11,417	$268,300
Nanosphere, Inc. (a)	9,038	18,076
Nektar Therapeutics (a)	16,411	171,495
Neuralstem, Inc. (a)	13,434	36,406
Neurocrine Biosciences, Inc. (a)	10,413	117,875
Novavax, Inc. (a)	23,845	75,350
NPS Pharmaceuticals, Inc. (a)	13,222	420,592
OncoGenex Pharmaceutical, Inc. (a)	2,852	26,438
Oncothyreon, Inc. (a)(b)	10,788	22,223
Onyx Pharmaceuticals, Inc. (a)	10,103	1,259,541
Opko Health, Inc. (a)	26,452	233,042
Optimer Pharmaceuticals, Inc. (a)	7,909	99,653
Orexigen Therapeutics, Inc. (a)	13,816	84,830
Osiris Therapeutics, Inc. (a)	2,889	48,073
OXiGENE, Inc. (a)	2,284	5,573
Pacific Biosciences of California, Inc. (a)	8,597	47,541
Pacira Pharmaceuticals, Inc. (a)	4,923	236,747
Pain Therapeutics, Inc.	6,775	18,428
Palatin Technologies, Inc. (a)	9,887	6,674
PDL BioPharma, Inc.	22,046	175,707
Peregrine Pharmaceuticals, Inc. (a)(b)	27,987	39,462
Pernix Therapeutics Holdings (a)	2,820	7,699
Pharmacyclics, Inc. (a)	9,203	1,273,879
Pozen, Inc. (a)	5,901	33,813
Prestige Brands Holdings, Inc. (a)	7,138	214,997
Progenics Pharmaceuticals, Inc. (a)	9,786	49,224
Questcor Pharmaceuticals, Inc.	7,618	441,844
Quintiles Transnational Holdings, Inc. (a)	3,412	153,131
Raptor Pharmaceutical Corp. (a)	9,101	135,969
Repligen Corp. (a)	5,865	65,043
Repros Therapeutics, Inc. (a)	3,787	101,492
Rexahn Pharmaceuticals, Inc. (a)(b)	17,083	7,687
Rigel Pharmaceuticals, Inc. (a)	12,778	45,745
Sagent Pharmaceuticals, Inc. (a)	3,434	70,054
Salix Pharmaceuticals Ltd. (a)	8,566	572,894
Sangamo Biosciences, Inc. (a)	8,631	90,453
Santarus, Inc. (a)	9,166	206,877
Sarepta Therapeutics, Inc. (a)	4,646	219,431
Savient Pharmaceuticals, Inc. (a)	12,887	8,047
Sciclone Pharmaceuticals, Inc. (a)	9,519	48,261
Seattle Genetics, Inc. (a)	15,457	677,480
Sequenom, Inc. (a)	18,821	50,252
SIGA Technologies, Inc. (a)	8,379	32,175
Spectrum Pharmaceuticals, Inc.	8,843	74,193
StemCells, Inc. (a)	10,436	17,532
Sucampo Pharmaceuticals, Inc., Class A (a)	3,192	19,918
Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (concluded)
Synageva BioPharma Corp. (a)	2,717	$172,013
Synta Pharmaceuticals Corp. (a)	7,899	49,843
Targacept, Inc. (a)	5,705	30,294
Techne Corp.	4,752	380,445
Telik, Inc. (a)	3,273	3,960
Theravance, Inc. (a)	9,849	402,726
Threshold Pharmaceuticals, Inc. (a)	8,924	41,497
Transcept Pharmaceuticals, Inc. (a)	3,283	10,440
Trubion Pharmaceuticals, Inc. (a)	3,113	—
United Therapeutics Corp. (a)	6,510	513,313
Vanda Pharmaceuticals, Inc. (a)	5,396	59,194
Venaxis, Inc. (a)	6,479	12,569
Ventrus Biosciences, Inc. (a)	5,080	14,681
Vical, Inc. (a)	14,828	18,535
ViroPharma, Inc. (a)	9,253	363,643
Vivus, Inc. (a)(b)	14,372	133,947
XenoPort, Inc. (a)	6,856	38,942
XOMA Corp. (a)	9,593	42,977
Zalicus, Inc. (a)	11,758	14,110
ZIOPHARM Oncology, Inc. (a)(b)	14,510	57,315

		26,229,567

Real Estate Investment & Services — 0.8%
Alexander & Baldwin, Inc. (a)	6,096	219,578
Altisource Portfolio Solutions SA (a)	2,419	338,684
American Realty Investors, Inc. (a)	900	4,122
AV Homes, Inc. (a)	1,823	31,830
BBX Capital Corp. (a)	1,456	20,923
Consolidated-Tomoka Land Co.	1,069	41,146
Forest City Enterprises, Inc., Class A (a)	21,621	409,502
Forestar Group, Inc. (a)	5,036	108,425
HFF, Inc., Class A	4,766	119,388
The Howard Hughes Corp. (a)	4,284	481,393
Jones Lang LaSalle, Inc.	5,933	517,951
Kennedy-Wilson Holdings, Inc.	8,440	156,646
Maui Land & Pineapple Co., Inc. (a)	3,389	13,691
Move, Inc. (a)(b)	6,775	114,836
Nationstar Mortgage Holdings, Inc. (a)	3,116	175,213
Realogy Holdings Corp. (a)	20,157	867,154
Reis, Inc. (a)	1,655	26,761
The St. Joe Co. (a)(b)	12,521	245,662
Tejon Ranch Co. (a)	2,115	65,227
Thomas Properties Group, Inc.	6,082	40,871
Transcontinental Realty Investors, Inc. (a)	393	3,509
Trulia, Inc. (a)	5,096	239,665
Zillow, Inc. (a)(b)	3,205	270,406

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	20

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment & Services (concluded)
ZipRealty, Inc. (a)	2,610	$14,277

		4,526,860

Real Estate Investment Trusts (REITs) — 8.1%
Acadia Realty Trust (b)	7,753	191,344
Agree Realty Corp.	2,217	66,909
Alexander's, Inc.	275	78,683
Alexandria Real Estate Equities, Inc.	9,533	608,682
American Assets Trust, Inc.	5,207	158,866
American Campus Communities, Inc.	14,205	485,101
American Capital Agency Corp.	53,461	1,206,615
American Capital Mortgage Investment Corp.	7,893	155,966
American Homes 4 Rent, Class A (a)	6,291	101,600
American Realty Capital Properties, Inc.	28,268	344,870
Annaly Capital Management, Inc.	126,252	1,461,998
Anworth Mortgage Asset Corp.	18,081	87,331
Apollo Commercial Real Estate Finance, Inc.	6,653	101,591
Apollo Residential Mortgage, Inc.	4,359	63,598
Arbor Realty Trust, Inc.	5,449	36,944
Arlington Asset Investment Corp.	1,883	44,778
ARMOUR Residential REIT, Inc.	52,800	221,760
Ashford Hospitality Trust, Inc.	10,090	124,511
Associated Estates Realty Corp.	7,741	115,418
Aviv REIT, Inc.	2,869	65,413
BioMed Realty Trust, Inc.	25,845	480,459
Blackstone Mortgage Trust, Inc., Class A	4,277	107,738
Brandywine Realty Trust (b)	21,196	279,363
BRE Properties, Inc.	10,438	529,833
BRT Realty Trust (a)	2,288	16,382
Camden Property Trust (b)	11,387	699,617
Campus Crest Communities, Inc.	9,493	102,524
CapLease, Inc.	13,972	118,622
Capstead Mortgage Corp.	13,114	154,352
CBL & Associates Properties, Inc. (b)	23,181	442,757
Cedar Realty Trust, Inc.	9,315	48,252
Chambers Street Properties (b)	32,559	285,868
Chatham Lodging Trust	4,415	78,852
Chesapeake Lodging Trust	7,493	176,385
Chimera Investment Corp.	144,416	439,025
Cole Real Estate Investment, Inc.	58,361	715,506
Colonial Properties Trust	11,077	249,122
Colony Financial, Inc.	10,352	206,833
CommonWealth REIT	15,218	333,426
Coresite Realty Corp.	2,912	98,833
Corporate Office Properties Trust	11,958	276,230
Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Cousins Properties, Inc. (b)	24,294	$249,985
CubeSmart (b)	17,292	308,489
CyrusOne, Inc.	2,755	52,290
CYS Investments, Inc.	24,106	195,982
DCT Industrial Trust, Inc.	43,105	309,925
DDR Corp.	35,025	550,243
DiamondRock Hospitality Co.	25,810	275,393
Digital Realty Trust, Inc. (b)	17,492	928,825
Douglas Emmett, Inc. (b)	17,387	408,073
Duke Realty Corp. (b)	44,365	684,996
DuPont Fabros Technology, Inc.	9,068	233,682
EastGroup Properties, Inc.	4,242	251,169
Education Realty Trust, Inc.	16,401	149,249
EPR Properties	6,662	324,706
Equity Lifestyle Properties, Inc.	10,818	369,651
Equity One, Inc.	8,087	176,782
Essex Property Trust, Inc. (b)	5,139	759,030
Excel Trust, Inc.	8,169	98,028
Extra Space Storage, Inc. (b)	14,517	664,153
Federal Realty Investment Trust	8,846	897,427
FelCor Lodging Trust, Inc. (a)	17,280	106,445
First Industrial Realty Trust, Inc.	14,021	228,122
First Potomac Realty Trust	7,996	100,510
Franklin Street Properties Corp.	12,115	154,345
General Growth Properties, Inc. (b)	74,897	1,444,763
Getty Realty Corp.	4,009	77,895
Gladstone Commercial Corp.	3,438	61,746
Glimcher Realty Trust	19,734	192,406
Government Properties Income Trust	8,160	195,269
Gramercy Property Trust, Inc. (a)	8,607	35,719
Hatteras Financial Corp.	13,026	243,716
Healthcare Realty Trust, Inc. (b)	12,846	296,871
Healthcare Trust of America, Inc., Class A	23,663	248,935
Hersha Hospitality Trust	26,803	149,829
Highwoods Properties, Inc.	12,204	430,923
Home Properties, Inc. (b)	7,648	441,672
Hospitality Properties Trust	19,010	537,983
Hudson Pacific Properties, Inc.	7,020	136,539
Inland Real Estate Corp.	12,389	126,739
Invesco Mortgage Capital, Inc.	18,876	290,502
Investors Real Estate Trust	14,691	121,201
iStar Financial, Inc. (a)	11,215	135,029
Kilroy Realty Corp.	11,023	550,599
Kite Realty Group Trust	12,503	74,143
LaSalle Hotel Properties	12,910	368,193
Lexington Realty Trust	26,109	293,204
Liberty Property Trust	19,344	688,646
LTC Properties, Inc.	4,981	189,178
Mack-Cali Realty Corp. (b)	11,556	253,539
Medical Properties Trust, Inc.	22,295	271,330
MFA Financial, Inc.	47,514	353,979

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	21

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities, Inc.	5,834	$364,625
Monmouth Real Estate Investment Corp., Class A	7,647	69,358
MPG Office Trust, Inc. (a)	12,244	38,324
National Health Investors, Inc.	3,486	198,319
National Retail Properties, Inc.	16,650	529,803
New York Mortgage Trust, Inc.	11,234	70,213
NorthStar Realty Finance Corp.	33,882	314,425
Omega Healthcare Investors, Inc. (b)	16,303	486,971
One Liberty Properties, Inc.	1,966	39,870
Parkway Properties, Inc.	6,314	112,200
Pebblebrook Hotel Trust	8,749	251,184
Pennsylvania Real Estate Investment Trust	9,556	178,697
PennyMac Mortgage Investment Trust (d)	5,478	124,241
Piedmont Office Realty Trust, Inc.	22,275	386,694
PMC Commercial Trust	2,432	21,572
Post Properties, Inc.	7,279	327,701
Potlatch Corp.	5,527	219,311
PS Business Parks, Inc.	2,470	184,311
RAIT Financial Trust	9,876	69,922
Ramco-Gershenson Properties Trust (b)	8,801	135,623
Rayonier, Inc.	17,048	948,721
Realty Income Corp.	26,755	1,063,511
Redwood Trust, Inc.	11,481	226,061
Regency Centers Corp.	12,458	602,344
Resource Capital Corp.	19,046	113,133
Retail Opportunity Investments Corp.	8,997	124,339
Retail Properties of America, Inc., Class A	23,807	327,346
RLJ Lodging Trust	16,613	390,239
Rouse Properties, Inc.	3,854	79,315
Sabra Health Care REIT, Inc.	5,748	132,261
Saul Centers, Inc.	2,158	99,808
Senior Housing Properties Trust (b)	25,776	601,612
Silver Bay Realty Trust Corp.	5,738	89,857
SL Green Realty Corp.	12,349	1,097,085
Sovran Self Storage, Inc.	4,302	325,575
Spirit Realty Capital, Inc.	48,124	441,778
STAG Industrial, Inc.	6,876	138,345
Starwood Property Trust, Inc.	26,308	630,603
Strategic Hotels & Resorts, Inc. (a)	25,559	221,852
Sun Communities, Inc.	4,915	209,477
Sunstone Hotel Investors, Inc.	22,805	290,536
Supertel Hospitality, Inc. (a)	985	6,284
Tanger Factory Outlet Centers	12,992	424,189
Taubman Centers, Inc. (b)	8,819	593,607
Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Terreno Realty Corp.	5,297	$94,075
Two Harbors Investment Corp.	52,185	506,716
UDR, Inc. (b)	33,882	803,003
UMH Properties, Inc.	4,721	46,880
Universal Health Realty Income Trust	1,725	72,226
Urstadt Biddle Properties, Inc., Class A	3,383	67,254
Walter Investment Management Corp. (a)	5,301	209,602
Washington Real Estate Investment Trust	8,709	220,076
Weingarten Realty Investors (b)	15,195	445,669
Winthrop Realty Trust	5,028	56,062
WP Carey, Inc.	7,820	505,954

		44,578,764

Software & Computer Services — 8.0%
Accelrys, Inc. (a)	8,909	87,843
ACI Worldwide, Inc. (a)(b)	5,596	302,520
Acorn Energy, Inc.	3,089	18,225
The Active Network, Inc. (a)	7,614	108,956
Actuate Corp. (a)	7,782	57,198
Advent Software, Inc.	5,900	187,325
Alliance Data Systems Corp. (a)	6,674	1,411,351
Allscripts Healthcare Solutions, Inc. (a)	22,073	328,226
American Software, Inc., Class A	4,220	36,039
Analysts International Corp. (a)	1,471	9,473
Angie's List, Inc. (a)	6,487	145,957
ANSYS, Inc. (a)	12,623	1,092,142
AOL, Inc. (a)	11,062	382,524
Aspen Technology, Inc. (a)	13,013	449,599
athenahealth, Inc. (a)	5,067	550,074
Authentidate Holding Corp. (a)	6,322	5,627
Blackbaud, Inc.	6,435	251,222
Blucora, Inc. (a)	6,543	150,358
Bottomline Technologies, Inc. (a)	5,353	149,242
BroadSoft, Inc. (a)	4,105	147,903
Bsquare Corp. (a)	3,375	9,281
CACI International, Inc., Class A (a)	3,133	216,522
Cadence Design Systems, Inc. (a)(b)	39,055	527,242
Calix, Inc. (a)	6,006	76,456
Callidus Software, Inc. (a)	6,158	56,469
CIBER, Inc. (a)	9,585	31,630
Cogent Communications Group, Inc.	6,675	215,269
CommVault Systems, Inc. (a)(b)	6,106	536,290
Computer Programs & Systems, Inc.	1,661	97,168
Computer Task Group, Inc.	2,432	39,301
Compuware Corp.	29,497	330,366

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	22

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Software & Computer Services (continued)
Comverse, Inc. (a)	3,357	$107,256
Concur Technologies, Inc. (a)	6,486	716,703
Cornerstone OnDemand, Inc. (a)	6,683	343,774
Crexendo, Inc. (a)	2,713	8,275
CSG Systems International, Inc.	4,841	121,267
Datalink Corp. (a)	3,273	44,251
DealerTrack Holdings, Inc. (a)(b)	6,162	263,980
DeVry, Inc. (c)	7,581	231,675
Digimarc Corp.	1,454	29,371
Digital River, Inc. (a)	5,100	91,137
DST Systems, Inc.	3,995	301,263
Dynamics Research Corp. (a)	2,140	16,264
EarthLink, Inc.	16,151	79,947
Ebix, Inc.	4,598	45,704
Envestnet, Inc. (a)	3,791	117,521
EPIQ Systems, Inc.	4,650	61,473
Equinix, Inc. (a)	6,737	1,237,250
Evolving Systems, Inc.	1,970	18,932
Facebook, Inc. (a)	222,283	11,167,498
Fair Isaac Corp.	4,859	268,606
FalconStor Software, Inc. (a)	6,457	8,523
Forrester Research, Inc.	1,754	64,477
Fortinet, Inc. (a)	18,960	384,130
Gartner, Inc. (a)	12,746	764,760
GSE Systems, Inc. (a)	4,471	7,019
Guidance Software, Inc. (a)	3,392	30,765
Guidewire Software, Inc. (a)	8,192	385,925
The Hackett Group, Inc.	4,606	32,841
IAC/InterActiveCorp	10,753	587,866
ICG Group, Inc. (a)	6,302	89,425
iGATE Corp. (a)	4,222	117,203
Immersion Corp. (a)	4,491	59,236
Infoblox, Inc. (a)	6,476	270,826
Informatica Corp. (a)	14,908	580,965
Innodata, Inc. (a)	3,774	9,775
Interactive Intelligence Group, Inc. (a)	2,343	148,757
Internap Network Services Corp. (a)	8,066	56,059
Internet Patents Corp. (a)	1,714	5,348
IntraLinks Holdings, Inc. (a)	6,415	56,452
Inuvo, Inc. (a)	12,065	14,478
Ipass, Inc. (a)	10,039	20,078
j2 Global, Inc.	6,441	318,958
The KEYW Holding Corp. (a)	4,120	55,414
Leidos Holdings, Inc.	9,828	447,348
Limelight Networks, Inc. (a)	13,461	25,980
LivePerson, Inc. (a)	8,157	77,002
LogMeIn, Inc. (a)(b)	3,522	109,358
Looksmart Ltd. (a)	9,057	6,566
Manhattan Associates, Inc. (a)	2,780	265,351
Mastech Holdings, Inc.	816	9,156
MedAssets, Inc. (a)	8,611	218,892
Common Stocks	Shares	Value

Software & Computer Services (continued)
Medidata Solutions, Inc. (a)	3,557	$351,894
Mentor Graphics Corp.	13,320	311,288
Merge Healthcare, Inc. (a)	10,446	27,264
Meru Networks, Inc. (a)	4,119	13,469
MicroStrategy, Inc., Class A (a)	1,309	135,822
Mitek Systems, Inc. (a)	4,789	24,807
Monotype Imaging Holdings, Inc.	5,580	159,923
NCI, Inc. (a)	1,401	7,888
Netscout Systems, Inc. (a)	5,297	135,444
NetSuite, Inc. (a)	4,226	456,154
NIC, Inc., Class A	8,941	206,627
Nuance Communications, Inc. (a)	36,089	674,684
Palo Alto Networks, Inc. (a)	6,363	291,553
PC-Tel, Inc.	3,124	27,647
PDF Solutions, Inc. (a)	3,957	84,086
Pegasystems, Inc.	2,616	104,143
Perficient, Inc. (a)	5,534	101,604
Premiere Global Services, Inc. (a)	6,468	64,421
Progress Software Corp. (a)(b)	7,631	197,490
PROS Holdings, Inc. (a)	3,757	128,452
PTC, Inc. (a)	16,430	467,105
QAD, Inc., Class A	913	12,453
QAD, Inc., Class B	1,021	11,486
QLIK Technologies, Inc. (a)	12,301	421,186
Quality Systems, Inc.	6,300	136,899
Rackspace Hosting, Inc. (a)	15,776	832,342
RealPage, Inc. (a)	7,154	165,687
RigNet, Inc. (a)	1,771	64,146
Rosetta Stone, Inc. (a)	2,717	44,097
Rovi Corp. (a)(b)	14,009	268,553
Sapient Corp. (a)	15,506	241,428
Science Applications International Corp.	5,616	189,530
SciQuest, Inc. (a)	3,423	76,881
Selectica, Inc. (a)	2,484	13,761
ServiceNow, Inc. (a)	13,913	722,780
Smith Micro Software, Inc. (a)	7,292	6,563
SoftBrands, Inc. (a)	114	—
SolarWinds, Inc. (a)(b)	9,120	319,747
Solera Holdings, Inc.	9,444	499,304
Sourcefire, Inc. (a)	4,387	333,061
Splunk, Inc. (a)	11,123	667,825
SS&C Technologies Holdings, Inc. (a)	8,117	309,258
Support.com, Inc. (a)	8,513	46,396
Synchronoss Technologies, Inc. (a)(b)	4,363	166,056
Synopsys, Inc. (a)	21,046	793,434
Syntel, Inc.	2,056	164,686
Tangoe, Inc. (a)	5,066	120,875
TeleCommunication Systems, Inc., Class A (a)	8,736	21,491
TeleNav, Inc. (a)	3,551	20,738

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	23

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Software & Computer Services (concluded)
TIBCO Software, Inc. (a)	21,014	$537,748
Tyler Technologies, Inc. (a)	4,016	351,280
Ultimate Software Group, Inc. (a)	3,968	584,883
Unisys Corp. (a)	6,232	156,984
United Online, Inc.	15,050	120,099
Unwired Planet, Inc. (a)	11,796	20,407
Vantiv, Inc., Class A (a)	15,100	421,894
VASCO Data Security International, Inc. (a)	4,809	37,943
Verint Systems, Inc. (a)	7,403	274,355
VirnetX Holding Corp. (a)(b)	6,173	125,929
Virtusa Corp. (a)	3,427	99,589
VMware, Inc., Class A (a)	11,729	948,876
Vocus, Inc. (a)	3,191	29,708
Voltari Corp. (a)	1,272	6,780
Wave Systems Corp., Class A (a)	7,941	10,244
Web.com Group, Inc. (a)	6,660	215,384
Workday, Inc. (a)	4,619	373,816
Zix Corp. (a)	10,245	50,098
Zynga, Inc., Class A (a)	88,863	327,016

		43,844,339

Support Services — 4.9%
ABM Industries, Inc.	6,502	173,083
Acacia Research Corp.	7,240	166,954
Advanced Emissions Solutions, Inc. (a)	1,539	65,746
The Advisory Board Co. (a)(b)	5,031	299,244
AM Castle & Co. (a)	2,755	44,356
Amdocs Ltd.	21,899	802,379
AMN Healthcare Services, Inc. (a)	6,666	91,724
AMREP Corp. (a)	600	5,214
Applied Industrial Technologies, Inc.	5,564	286,546
ARC Document Solutions, Inc. (a)	6,202	28,467
Barnes Group, Inc.	6,073	212,069
Barrett Business Services, Inc.	1,055	71,012
Black Box Corp.	2,171	66,519
Booz Allen Hamilton Holding Corp.	4,852	93,741
The Brink's Co.	6,135	173,621
Broadridge Financial Solutions, Inc.	16,040	509,270
Cardtronics, Inc. (a)	6,344	235,362
Casella Waste Systems, Inc. (a)	6,367	36,610
Cass Information Systems, Inc.	1,235	65,912
CBIZ, Inc. (a)	6,146	45,726
CDI Corp.	1,608	24,618
Cenveo, Inc. (a)	11,391	33,603
Clean Harbors, Inc. (a)	7,614	446,637
Comfort Systems USA, Inc.	5,010	84,218
Consolidated Graphics, Inc. (a)	1,239	69,458
Convergys Corp.	13,539	253,856
CoreLogic, Inc. (a)(b)	12,926	349,648
Common Stocks	Shares	Value

Support Services (continued)
The Corporate Executive Board Co.	4,643	$337,175
Corrections Corp. of America	15,822	546,650
CoStar Group, Inc. (a)	3,930	659,847
CRA International, Inc. (a)	1,688	31,431
Crawford & Co., Class B	3,213	31,166
Cross Country Healthcare, Inc. (a)	4,315	26,149
Deluxe Corp.	6,992	291,287
Dice Holdings, Inc. (a)	6,055	51,528
DigitalGlobe, Inc. (a)(b)	9,671	305,797
Document Security Systems, Inc. (a)	6,643	7,573
The Dolan Co. (a)	4,113	9,295
DXP Enterprises, Inc. (a)	1,503	118,692
ENGlobal Corp. (a)	3,131	3,076
Ennis, Inc.	3,512	63,356
Euronet Worldwide, Inc. (a)	6,542	260,372
EVERTEC, Inc.	4,203	93,349
ExamWorks Group, Inc. (a)	4,001	103,986
ExlService Holdings, Inc. (a)	4,356	124,059
Exponent, Inc.	1,944	139,657
FleetCor Technologies, Inc. (a)	10,022	1,104,024
Franklin Covey Co. (a)	2,441	43,816
Frontline Capital Group	300	—
FTI Consulting, Inc. (a)(b)	5,567	210,433
Fuel Tech, Inc. (a)	1,893	8,253
Furmanite Corp. (a)	5,816	57,578
G&K Services, Inc., Class A	2,617	158,041
Genpact Ltd. (a)	14,937	282,011
The Geo Group, Inc.	9,805	326,016
Global Cash Access Holdings, Inc. (a)	9,010	70,368
Global Payments, Inc.	10,394	530,926
Global Power Equipment Group, Inc.	2,196	44,162
GP Strategies Corp. (a)	2,896	75,933
Harris Interactive, Inc. (a)	8,925	17,850
HD Supply Holdings, Inc. (a)	7,577	166,467
Heartland Payment Systems, Inc.	5,082	201,857
Heidrick & Struggles International, Inc.	2,179	41,532
Heritage-Crystal Clean, Inc. (a)	1,744	31,427
Higher One Holdings, Inc. (a)	5,358	41,096
Hudson Global, Inc. (a)	3,584	11,612
Huron Consulting Group, Inc. (a)	3,263	171,666
ICF International, Inc. (a)	2,842	100,635
InnerWorkings, Inc. (a)	5,617	55,159
Insperity, Inc.	2,974	111,822
Jack Henry & Associates, Inc.	11,471	592,018
Kaman Corp.	3,589	135,880
Kelly Services, Inc., Class A	3,402	66,237
Kforce, Inc.	4,137	73,184
Korn/Ferry International (a)	6,760	144,664
Lawson Products, Inc. (a)	634	6,537

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	24

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Support Services (continued)
Lender Processing Services, Inc.	11,632	$386,997
Lincoln Educational Services Corp.	3,155	14,545
LinkedIn Corp. (a)	12,453	3,064,185
Lionbridge Technologies, Inc. (a)	9,164	33,815
Management Network Group, Inc. (a)	2,116	5,840
Manpower, Inc.	10,488	762,897
MAXIMUS, Inc.	9,459	426,033
McGrath RentCorp	3,138	112,027
Metalico, Inc. (a)	7,655	10,717
Michael Baker Corp.	1,284	51,963
Mistras Group, Inc. (a)	2,611	44,387
Mobile Mini, Inc. (a)	5,630	191,758
ModusLink Global Solutions, Inc. (a)	8,234	22,561
Monster Worldwide, Inc. (a)	15,278	67,529
MSC Industrial Direct Co., Inc., Class A	6,467	526,090
MWI Veterinary Supply, Inc. (a)(b)	1,805	269,595
Navigant Consulting, Inc. (a)	6,899	106,659
NeuStar, Inc., Class A (a)	8,904	440,570
Odyssey Marine Exploration, Inc. (a)	12,531	37,718
Official Payments Holdings, Inc. (a)	3,477	28,929
On Assignment, Inc. (a)	6,469	213,477
Park-Ohio Holdings Corp. (a)	1,366	52,482
Perma-Fix Environmental Services (a)	8,189	5,896
PowerSecure International, Inc. (a)	3,254	52,227
PRGX Global, Inc. (a)	4,699	29,416
Quad/Graphics, Inc.	3,593	109,083
Rentrak Corp. (a)	1,794	58,520
Resources Connection, Inc.	5,317	72,152
RPX Corp. (a)	5,377	94,259
RR Donnelley & Sons Co.	24,880	393,104
Schnitzer Steel Industries, Inc., Class A	3,229	88,927
ServiceSource International, Inc. (a)	8,167	98,657
Sharps Compliance Corp. (a)	3,560	10,929
The Standard Register Co. (a)	910	9,428
StarTek, Inc. (a)	2,482	15,984
Swisher Hygiene, Inc. (a)	16,316	9,896
Sykes Enterprises, Inc. (a)	5,418	97,036
Team, Inc. (a)	2,789	110,863
TeleTech Holdings, Inc. (a)	2,746	68,897
Tetra Tech, Inc. (a)	8,598	222,602
TMS International Corp.	2,071	36,118
Towers Watson & Co., Class A	8,669	927,236
TrueBlue, Inc. (a)	5,696	136,761
UniFirst Corp.	2,058	214,896
United Rentals, Inc. (a)	12,837	748,269
Common Stocks	Shares	Value

Support Services (concluded)
United Stationers, Inc.	5,368	$233,508
Universal Technical Institute, Inc.	3,009	36,499
URS Corp.	9,984	536,640
US Ecology, Inc.	2,489	74,994
Verisk Analytics, Inc., Class A (a)	20,540	1,334,278
Viad Corp.	2,653	66,192
WageWorks, Inc. (a)	4,219	212,849
Waste Connections, Inc.	16,644	755,804
WEX, Inc. (a)	5,308	465,777

		27,019,713

Technology Hardware & Equipment — 4.5%
3D Systems Corp. (a)(b)	13,080	706,189
ADTRAN, Inc.	8,143	216,930
Advanced Energy Industries, Inc. (a)	5,360	93,907
Advanced Micro Devices, Inc. (a)	84,177	319,873
Agilysys, Inc. (a)	2,535	30,217
Alliance Fiber Optic Products, Inc.	2,173	44,481
Amkor Technology, Inc. (a)	16,096	69,052
Amtech Systems, Inc. (a)	2,148	15,680
ANADIGICS, Inc. (a)	13,803	27,192
Applied Micro Circuits Corp. (a)	10,459	134,921
ARRIS Group, Inc. (a)(b)	16,132	275,212
Aruba Networks, Inc. (a)	16,091	267,754
Atmel Corp. (a)	58,635	436,244
ATMI, Inc. (a)	4,495	119,207
Avago Technologies Ltd.	33,359	1,438,440
Aviat Networks, Inc. (a)	10,261	26,473
Aware, Inc.	2,015	11,002
Axcelis Technologies, Inc. (a)	16,588	35,001
AXT, Inc. (a)	4,192	9,809
Brocade Communications Systems, Inc. (a)	61,397	494,246
Brooks Automation, Inc.	8,879	82,664
Cabot Microelectronics Corp. (a)	3,103	119,528
CalAmp Corp. (a)	5,220	92,029
Cavium, Inc. (a)	7,294	300,513
Ceva, Inc. (a)	3,732	64,377
Ciena Corp. (a)	14,462	361,261
Cirrus Logic, Inc. (a)	8,840	200,491
Clearfield, Inc. (a)	2,370	31,829
Cohu, Inc.	3,077	33,570
Comtech Telecommunications Corp.	2,357	57,322
Concurrent Computer Corp.	2,796	20,187
Cray, Inc. (a)	5,729	137,897
Cree, Inc. (a)	16,406	987,477
CVD Equipment Corp. (a)(b)	1,397	13,509
Cypress Semiconductor Corp.	18,942	176,918
Dataram Corp. (a)	368	1,016
Diebold, Inc.	8,742	256,665
Digi International, Inc. (a)	4,258	42,623

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	25

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Diodes, Inc. (a)	4,979	$121,986
Dot Hill Systems Corp. (a)	10,624	22,735
DSP Group, Inc. (a)	3,429	24,174
Dycom Industries, Inc. (a)	4,677	130,909
EchoStar Corp., Class A (a)	5,587	245,493
Electronics for Imaging, Inc. (a)	6,671	211,337
Emcore Corp. (a)	3,572	16,038
Emulex Corp. (a)	13,174	102,230
Entegris, Inc. (a)	19,296	195,854
Entropic Communications, Inc. (a)	13,357	58,504
Exar Corp. (a)	7,151	95,895
Extreme Networks, Inc. (a)	14,326	74,782
Fairchild Semiconductor International, Inc. (a)(b)	17,433	242,144
Finisar Corp. (a)	13,175	298,150
FormFactor, Inc. (a)	7,900	54,194
Fusion-io, Inc. (a)	12,424	166,357
Globecomm Systems, Inc. (a)	3,902	54,745
GSI Technology, Inc. (a)	4,254	29,906
Harmonic, Inc. (a)	15,051	115,742
Hittite Microwave Corp. (a)	4,352	284,403
Hutchinson Technology, Inc. (a)	5,353	18,628
ID Systems, Inc. (a)	2,671	16,453
Identive Group, Inc. (a)	7,272	5,090
iGO, Inc. (a)	246	770
Ikanos Communications, Inc. (a)	11,101	13,765
Imation Corp. (a)	4,885	20,029
Infinera Corp. (a)	16,942	191,614
Infosonics Corp. (a)	3,600	1,764
Ingram Micro, Inc., Class A (a)	20,613	475,130
Inphi Corp. (a)	3,741	50,242
Insight Enterprises, Inc. (a)	5,563	105,252
Integrated Device Technology, Inc. (a)	19,123	180,139
Integrated Silicon Solution, Inc. (a)	4,378	47,676
InterDigital, Inc.	5,802	216,589
International Rectifier Corp. (a)(b)	9,773	242,077
Intersil Corp., Class A	17,173	192,853
Ixia (a)	8,139	127,538
IXYS Corp.	3,183	30,716
Kopin Corp. (a)	10,311	41,553
Kulicke & Soffa Industries, Inc. (a)	10,550	121,853
KVH Industries, Inc. (a)	2,575	35,535
Lantronix, Inc. (a)	5,337	7,418
Lattice Semiconductor Corp. (a)	17,296	77,140
Lexmark International, Inc., Class A (c)	8,617	284,361
Loral Space & Communications, Inc.	1,867	126,452
LRAD Corp. (a)	8,678	12,583
LTX-Credence Corp. (a)	7,785	51,225
Marvell Technology Group Ltd.	55,332	636,318
Mattson Technology, Inc. (a)	9,962	23,809
Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Maxim Integrated Products, Inc.	39,235	$1,169,203
MaxLinear, Inc., Class A (a)	4,784	39,659
Mercury Systems, Inc. (a)	4,931	49,261
Micrel, Inc.	6,402	58,322
MICROS Systems, Inc. (a)	10,538	526,268
Microsemi Corp. (a)	12,827	311,055
Mindspeed Technologies, Inc. (a)	7,788	23,676
MKS Instruments, Inc.	7,263	193,123
Monolithic Power Systems, Inc.	4,759	144,103
MoSys, Inc. (a)	7,932	29,507
Nanometrics, Inc. (a)	3,807	61,369
NCR Corp. (a)(b)	22,780	902,316
NeoPhotonics Corp. (a)	3,604	26,634
NETGEAR, Inc. (a)(b)	5,419	167,230
Netlist, Inc. (a)	4,429	3,565
Novatel Wireless, Inc. (a)	4,768	12,445
Oclaro, Inc. (a)(b)	13,038	23,077
OCZ Technology Group, Inc. (a)	9,948	12,932
OmniVision Technologies, Inc. (a)	7,729	118,331
ON Semiconductor Corp. (a)(b)	61,830	451,359
Oplink Communications, Inc. (a)	2,880	54,202
Optical Cable Corp.	1,750	7,000
Overland Storage, Inc. (a)	7,736	7,427
PAR Technology Corp. (a)	1,934	9,554
Parkervision, Inc. (a)(b)	15,301	51,258
PC Connection, Inc.	2,038	30,753
Pendrell Corp. (a)	19,485	37,801
Performance Technologies, Inc. (a)	3,188	9,181
Pericom Semiconductor Corp. (a)	3,101	24,188
Photronics, Inc. (a)	8,858	69,358
Pixelworks, Inc. (a)	3,290	13,226
Plantronics, Inc.	6,064	279,247
PLX Technology, Inc. (a)	6,011	36,186
PMC - Sierra, Inc. (a)	28,665	189,762
Polycom, Inc. (a)	23,511	256,740
Power Integrations, Inc.	4,117	222,936
Preformed Line Products Co.	401	28,844
Procera Networks, Inc. (a)	3,327	51,535
Pulse Electronics Corp. (a)	1,702	6,638
QLogic Corp. (a)	12,366	135,284
Quantum Corp. (a)	37,688	52,009
QuickLogic Corp. (a)	7,869	20,695
Qumu Corp.	2,149	26,669
Radisys Corp. (a)	4,631	14,866
Rambus, Inc. (a)(b)	15,980	150,212
RF Micro Devices, Inc. (a)	39,072	220,366
Riverbed Technology, Inc. (a)	23,118	337,292
Rudolph Technologies, Inc. (a)	5,260	59,964
ScanSource, Inc. (a)	3,885	134,421
Seachange International, Inc. (a)	4,201	48,186
Semtech Corp. (a)	9,435	282,956
ShoreTel, Inc. (a)	9,734	58,793
Sigma Designs, Inc. (a)	5,242	29,303

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	26

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Technology Hardware & Equipment (concluded)
Silicon Graphics International Corp. (a)	5,058	$82,193
Silicon Image, Inc. (a)	11,660	62,264
Silicon Laboratories, Inc. (a)	5,377	229,652
Skyworks Solutions, Inc. (a)	25,623	636,475
Sonic Foundry, Inc. (a)	1,513	13,965
Sonus Networks, Inc. (a)	40,110	135,572
Spansion, Inc., Class A (a)	6,832	68,935
SunEdison, Inc. (a)	33,352	265,815
Super Micro Computer, Inc. (a)	4,879	66,062
Superconductor Technologies, Inc. (a)	1,261	2,043
Supertex, Inc.	1,514	38,365
Symmetricom, Inc. (a)	6,740	32,487
Synaptics, Inc. (a)	4,749	210,286
SYNNEX Corp. (a)	3,582	220,114
Systemax, Inc.	532	4,932
Tech Data Corp. (a)	4,966	247,853
Tellabs, Inc.	44,910	101,946
Tessera Technologies, Inc.	6,670	129,065
Transact Technologies, Inc.	2,237	29,282
TriQuint Semiconductor, Inc. (a)	21,732	176,681
Ultra Clean Holdings (a)	4,606	31,827
Ultratech, Inc. (a)	4,110	124,533
USA Technologies, Inc. (a)	6,360	10,240
VeriFone Systems, Inc. (a)	15,179	346,992
ViaSat, Inc. (a)	5,861	373,639
Vitesse Semiconductor Corp. (a)	8,584	26,095
Volterra Semiconductor Corp. (a)	3,682	84,686
VOXX International Corp. (a)	2,922	40,031
West Corp.	3,601	79,834
Westell Technologies, Inc. (a)	10,137	33,959
Zhone Technologies, Inc. (a)	4,634	14,597

		24,852,563

Tobacco — 0.1%
Alliance One International, Inc. (a)	10,048	29,239
Schweitzer-Mauduit International, Inc.	4,392	265,848
Star Scientific, Inc. (a)	21,236	40,561
Universal Corp.	2,888	147,086
Vector Group Ltd.	9,424	151,722

		634,456

Travel & Leisure — 4.3%
AFC Enterprises, Inc. (a)	3,471	151,301
Alaska Air Group, Inc.	9,504	595,140
Allegiant Travel Co.	1,992	209,877
Ambassadors Group, Inc.	3,100	10,695
Avis Budget Group, Inc. (a)(b)	14,833	427,635
Bally Technologies, Inc. (a)	5,389	388,331
Biglari Holdings, Inc. (a)	235	96,977
BJ's Restaurants, Inc. (a)	3,540	101,669
Common Stocks	Shares	Value

Travel & Leisure (continued)
Bloomin' Brands, Inc. (a)	6,314	$149,074
Bob Evans Farms, Inc.	3,614	206,974
Boyd Gaming Corp. (a)	11,127	157,447
Bravo Brio Restaurant Group, Inc. (a)	2,892	43,669
Brinker International, Inc.	9,167	371,539
Buffalo Wild Wings, Inc. (a)(b)	2,678	297,847
Burger King Worldwide, Inc.	8,689	169,609
Carmike Cinemas, Inc. (a)	3,412	75,337
Carrols Restaurant Group, Inc. (a)	3,508	21,399
CEC Entertainment, Inc.	2,358	108,138
Century Casinos, Inc. (a)	4,783	27,359
The Cheesecake Factory, Inc.	6,661	292,751
Choice Hotels International, Inc.	4,879	210,724
Churchill Downs, Inc.	1,622	140,335
Cinemark Holdings, Inc.	13,903	441,281
Cosi, Inc. (a)	3,314	7,755
Cracker Barrel Old Country Store, Inc.	3,224	332,846
Denny's Corp. (a)	14,152	86,610
DineEquity, Inc.	2,336	161,184
Domino's Pizza, Inc.	7,783	528,855
Dover Downs Gaming & Entertainment, Inc.	3,295	4,481
Dover Motorsports, Inc.	2,127	5,126
Dunkin' Brands Group, Inc.	14,524	657,356
Einstein Noah Restaurant Group, Inc.	1,662	28,786
Empire Resorts, Inc. (a)	3,211	11,784
Entertainment Gaming Asia, Inc. (a)	3,165	3,798
Famous Dave's Of America, Inc. (a)	1,417	22,885
Fiesta Restaurant Group, Inc. (a)	3,279	123,487
Full House Resorts, Inc. (a)	4,610	12,816
Gaming Partners International Corp.	1,026	8,321
Hawaiian Holdings, Inc. (a)	6,942	51,648
Hertz Global Holdings, Inc. (a)	50,962	1,129,318
HomeAway, Inc. (a)	8,701	243,628
Hyatt Hotels Corp., Class A (a)(b)	7,966	342,219
International Speedway Corp., Class A	3,259	105,266
Interval Leisure Group, Inc.	5,526	130,579
Isle of Capri Casinos, Inc. (a)	4,355	32,924
Jack in the Box, Inc. (a)	6,020	240,800
Jamba, Inc. (a)	2,634	35,243
JetBlue Airways Corp. (a)	28,326	188,651
Krispy Kreme Doughnuts, Inc. (a)	9,380	181,409
Las Vegas Sands Corp.	52,831	3,509,035
Life Time Fitness, Inc. (a)	5,344	275,056
Luby's, Inc. (a)	3,348	24,039
The Madison Square Garden Co. (a)	8,381	486,685

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	27

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Travel & Leisure (continued)
Marcus Corp.	2,990	$43,445
Marriott Vacations Worldwide Corp. (a)(b)	4,601	202,444
MGM Resorts International (a)	45,790	935,948
Monarch Casino & Resort, Inc. (a)	2,004	38,036
Morgans Hotel Group Co. (a)	5,728	44,048
MTR Gaming Group, Inc. (a)	3,810	17,945
Multimedia Games Holding Co., Inc. (a)	4,132	142,761
Norwegian Cruise Line Holdings Ltd. (a)(b)	6,378	196,761
Orbitz Worldwide, Inc. (a)	5,425	52,243
Orient-Express Hotels Ltd., Class A (a)	12,962	168,247
Panera Bread Co., Class A (a)	3,851	610,499
Papa John's International, Inc.	2,298	160,584
Penn National Gaming, Inc. (a)	9,630	533,117
Pinnacle Entertainment, Inc. (a)	8,495	212,800
Premier Exhibitions, Inc. (a)	8,491	12,991
Reading International, Inc., Class A (a)	3,535	23,225
Red Lion Hotels Corp. (a)	4,431	23,351
Red Robin Gourmet Burgers, Inc. (a)	1,901	135,161
Regal Entertainment Group, Series A	11,182	212,234
Republic Airways Holdings, Inc. (a)	6,655	79,195
Rick's Cabaret International, Inc. (a)	1,858	21,906
Royal Caribbean Cruises Ltd.	21,832	835,729
Ruby Tuesday, Inc. (a)	8,054	60,405
Ruth's Hospitality Group, Inc.	5,434	64,447
Ryman Hospitality Properties	7,250	250,198
Scientific Games Corp. (a)	6,921	111,913
SeaWorld Entertainment, Inc.	3,789	112,268
SHFL Entertainment, Inc. (a)	7,864	180,872
Six Flags Entertainment Corp.	13,036	440,486
SkyWest, Inc.	6,187	89,835
Sonic Corp. (a)	7,590	134,723
Speedway Motorsports, Inc.	1,062	19,010
Spirit Airlines, Inc. (a)	10,033	343,831
Steiner Leisure Ltd. (a)	1,887	110,257
Texas Roadhouse, Inc.	8,131	213,683
Town Sports International Holdings, Inc.	3,399	44,119
Travelzoo, Inc. (a)	1,642	43,579
United Continental Holdings, Inc. (a)	48,483	1,488,913
US Airways Group, Inc. (a)	26,246	497,624
Vail Resorts, Inc.	4,828	334,967
The Wendy's Co.	38,451	326,064
WMS Industries, Inc. (a)	7,554	196,026
Common Stocks	Shares	Value

Travel & Leisure (concluded)
World Wrestling Entertainment, Inc.	3,985	$40,527

		23,474,115

Total Common Stocks — 95.9%		526,203,493

Other Interests (e)	Beneficial Interest (000)

Fixed Line Telecommunications – 0.0%
Primus Telecommunications Group, Inc.	$29	1

Pharmaceuticals & Biotechnology – 0.0%
Merck KGaA	3	—

Real Estate Investment Trusts (REITs) – 0.0%
AmeriVest Properties, Inc.	4	—

Technology Hardware & Equipment – 0.0%
Gerber Scientific, Inc.	4	—

Travel & Leisure – 0.0%
FRD Acquisition Co.	13	—

Total Other Interests — 0.0%		1

Warrants (f)	Shares

Automobiles & Parts — 0.0%
Federal-Mogul Corp., Class A, (Issued 12/27/07, 1 Share for 1 Warrant, Expires 12/27/14, Strike Price $45.82)	249	5

Total Long-Term Investments (Cost — $324,681,595) — 95.9%		526,203,499

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.04% (d)(g)	21,205,769	21,205,769

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (d)(g)(h)	$23,436	23,435,946

Total Short-Term Securities (Cost — $44,641,715) — 8.2%		44,641,715

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	28

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Value

Total Investments (Cost — $369,323,310*) — 104.1%	$570,845,214
Liabilities in Excess of Other Assets — (4.1)%	(22,343,237)

Net Assets — 100.0%	$548,501,977

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$372,393,347

Gross unrealized appreciation	$218,431,962
Gross unrealized depreciation	(19,980,095)

Net unrealized appreciation	$198,451,867

Notes to Schedule of Investments
(a)			Non-income producing security.
(b)			Security, or a portion of security, is on loan.
(c)			All or a portion of security has been pledged in connection with open financial futures contracts.
(d)			Investments in issuers considered to be an affiliate of the Series during the period ended September 30, 2013 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	11,170,008	10,035,761[1]	—	21,205,769	$21,205,769	$11,806
BlackRock Liquidity Series, LLC, Money Market Series	$14,273,670	$9,162,276[1]	—	$23,435,946	$23,435,946	$260,474
PennyMac Mortgage Investment Trust	5,478	—	—	5,478	$124,241	$9,367
[1]	Represents net shares/beneficial interest purchased.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(g)	Represents the current yield as of report date.
(h)

Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•				For Series compliance purposes, the Series’ industry classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•				Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

106	Russell 2000 Mini Index	ICE Futures US Indices	December 2013	$11,356,840	$168,274
103	S&P MidCap 400 E-Mini	Chicago Mercantile	December 2013	$12,778,180	102,382
Total					$270,656

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	29

Schedule of Investments (continued)	Master Extended Market Index Series

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$8,019,876	—	—	$8,019,876
Alternative Energy	582,727	—	—	582,727
Automobiles & Parts	10,784,389	—	—	10,784,389
Banks	26,680,535	—	—	26,680,535
Beverages	413,760	—	—	413,760
Chemicals	12,947,620	—	—	12,947,620
Construction & Materials	13,158,567	—	—	13,158,567
Electricity	8,077,360	—	—	8,077,360
Electronic & Electrical Equipment	14,803,271	—	—	14,803,271
Financial Services	16,460,504	—	—	16,460,504
Fixed Line Telecommunications	1,889,698	—	—	1,889,698
Food & Drug Retailers	4,562,518	—	—	4,562,518
Food Producers	10,411,123	—	—	10,411,123
Forestry & Paper	1,525,746	—	—	1,525,746
Gas, Water & Multi-Utilities	7,304,656	—	—	7,304,656
General Industrials	6,702,894	—	—	6,702,894
General Retailers	25,247,660	—	—	25,247,660

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	30

Schedule of Investments (continued)	Master Extended Market Index Series

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013 (concluded):
	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Common Stocks (concluded):
Health Care Equipment & Services	$26,207,785	—	—	$26,207,785
Household Goods & Home Construction	10,737,236	—	—	10,737,236
Industrial Engineering	16,077,068	—	—	16,077,068
Industrial Metals & Mining	3,312,222	—	—	3,312,222
Industrial Transportation	7,301,032	—	—	7,301,032
Leisure Goods	4,614,744	—	—	4,614,744
Life Insurance	2,505,931	—	—	2,505,931
Media	21,976,422	—	—	21,976,422
Mining	2,478,286	—	—	2,478,286
Mobile Telecommunications	3,848,263	—	—	3,848,263
Nonlife Insurance	18,055,684	—	—	18,055,684
Oil & Gas Producers	18,176,918	—	—	18,176,918
Oil Equipment, Services & Distribution	16,239,931	—	—	16,239,931
Personal Goods	9,938,690	—	—	9,938,690
Pharmaceuticals & Biotechnology	26,229,326	—	$241	26,229,567
Real Estate Investment & Services	4,526,860	—	—	4,526,860
Real Estate Investment Trusts (REITs)	44,578,764	—	—	44,578,764
Software & Computer Services	43,844,339	—	—	43,844,339
Support Services	27,019,713	—	—	27,019,713
Technology Hardware & Equipment	24,852,563	—	—	24,852,563
Tobacco	634,456	—	—	634,456
Travel & Leisure	23,474,115	—	—	23,474,115
Other Interests:
Fixed Line Telecommunications	—	—	1	1
Warrants:
Automobiles & Parts	5	—	—	5
Short-Term Securities	21,205,769	$23,435,946	—	44,641,715
Total	$547,409,026	$23,435,946	$242	$570,845,214

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$270,656	—	—	$270,656

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	31

Schedule of Investments (concluded)	Master Extended Market Index Series

Certain of the Series’ assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$95,000	—	—	$95,000
Liabilities:
Collateral on securities loaned at value	—	$(23,435,946)	—	(23,435,946)
Total	$95,000	$(23,435,946)	—	$(23,340,946)

There were no transfers between levels during the period ended September 30, 2013.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013	32

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 25, 2013